            As filed with the Securities and Exchange Commission on

                                January 14, 1997

                       1933 Act Registration No. 2-80543
                       1940 Act Registration No. 811-3605
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                             ____________________

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933         (   )

                        Post-Effective Amendment No. 32         ( X )

                                     and/or

                             REGISTRATION STATEMENT
                                   UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      (   )

                                Amendment No. 33                 ( X )
                       (Check appropriate box or boxes)
                             ____________________

                              THE BENCHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                            Chicago, Illinois 60606
                    (Address of principal executive offices)
              (Registrant's Telephone Number, including Area Code)
                                  800-621-2550
                      -----------------------------------

Michael J. Richman, Secretary           with a copy to:
Goldman Sachs Asset Management          W. Bruce McConnel, III
85 Broad Street                         Drinker Biddle & Reath
New York, NY  10004                     Suite 1100
                                        1345 Chestnut Street
                                        Philadelphia, PA
                                        19107-3496

(name and address of agent for service)

                 The Index to Exhibits is located on page ____.

                           Page 1 of ___ total pages.

 It is proposed that this filing will become effective
(check appropriate box)

( )  immediately upon filing pursuant to paragraph (b)

( )  on (date) pursuant to paragraph (b)

( )  60 days after filing pursuant to paragraph (a)(1)

( )  On (date)pursuant to paragraph (a)(1)

(x)  75 days after filing pursuant to paragraph (a)(2) of Rule 485

( )  On (date) pursuant to paragraph (a)(2) of Rule 485


=================================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its units of beneficial interest under the Securities Act of 1933. On January 29, 1996, Registrant filed a Rule 24f-2 Notice for its fiscal year ended November 30, 1995. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

U.S. TREASURY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
  Item                                          Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;




Organization
Management of the Fund                          Trust Information

Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

U.S. GOVERNMENT SECURITIES PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
  Item                                             Prospectus Caption
---------                                          ------------------
Cover Page                                         Cover Page
Synopsis                                           Summary of Expenses
Condensed Financial Information                    Financial Highlights
General Description of Registration                Summary of Expenses;
                                                   Investment Information;
                                                   Organization
Management of the Fund                             Trust Information
Capital Stock and Other Securities                 Trust Information;
                                                   Investing; Net Asset
                                                   Value; Organization
Purchase of Securities Being Offered               Trust Information;
                                                   Investing; Net Asset
                                                   Value
Redemption Repurchase                              Investing
Pending Legal Proceedings                          Not Applicable



SHORT-INTERMEDIATE BOND PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
  Item                                          Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;

                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

BOND PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
Part A
  Item                                          Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;

                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

SHORT DURATION PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------

Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable


INTERNATIONAL BOND PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------

Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

BALANCED PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable


EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------

Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

DIVERSIFIED GROWTH PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable


FOCUSED GROWTH PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------

Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

SMALL COMPANY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable


INTERNATIONAL GROWTH PORTFOLIO
CROSS REFERENCE SHEET
---------------------


Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------

Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
General Description of Registration             Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable


INTERNATIONAL EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
   Item                                         Prospectus Caption
---------                                       ------------------
Cover Page                                      Cover Page
Synopsis                                        Summary of Expenses
Condensed Financial Information                 Financial Highlights
[**1]General Description of Registration        Summary of Expenses;
                                                Investment Information;
                                                Organization
Management of the Fund                          Trust Information
Capital Stock and Other Securities              Trust Information;
                                                Investing; Net Asset
                                                Value; Organization
Purchase of Securities Being Offered            Trust Information;
                                                Investing; Net Asset
                                                Value
Redemption Repurchase                           Investing
Pending Legal Proceedings                       Not Applicable

                                                        THE
                                                        BENCHMARK
                                                        FUNDS


                                                        Fixed
The Benchmark Funds                                     Income and
                                                        Equity
                                                        Portfolios


Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606




                                                        PROSPECTUS
                                                        APRIL 1, 1997

                              THE BENCHMARK FUNDS
                    (Advised by The Northern Trust Company)

                             -------------------

This Prospectus describes six fixed income, one balanced and six equity portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors.

  The SHORT DURATION PORTFOLIO seeks a high level of total return through active management techniques while preserving capital and maintaining liquidity by investing in a broad range of investment grade, fixed income instruments and maintaining a maximum dollar-weighted average maturity of 12 months.
  The U.S. GOVERNMENT SECURITIES PORTFOLIO seeks to maximize total return with reasonable risk by investing in a broad range of U.S. Government securities and maintaining a dollar-weighted average maturity of between 1 and 5 years.
  The SHORT-INTERMEDIATE BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 2 and 5 years.
  The U.S. TREASURY INDEX PORTFOLIO seeks to provide investment results approximating the performance of the Lehman Brothers Treasury Bond Index (the "Lehman Index") by investing primarily in securities represented in the Lehman Index.
  The BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 5 and 15 years.
  The INTERNATIONAL BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing primarily in a broad range of bonds and other fixed income securities of foreign issuers while maintaining a dollar-weighted average maturity of between 3 and 11 years.
  The BALANCED PORTFOLIO seeks to provide long-term capital appreciation and current income by investing in stocks, bonds and cash equivalents.
  The EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index") by investing substantially all of its assets in securities comprising the S&P Index.
  The DIVERSIFIED GROWTH PORTFOLIO seeks to provide long-term capital appreciation with income a secondary consideration by investing principally in common and preferred stocks and securities convertible into common stock of growth companies.
  The FOCUSED GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in common stocks of growth companies. Any income received is incidental to the objective of capital appreciation.

  The INTERNATIONAL EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (the "EAFE Index").
  The SMALL COMPANY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Small Stock Index (the "Russell Index") by investing substantially all of its assets in securities represented in the Russell Index.
  The INTERNATIONAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing principally in common and preferred stocks and securities convertible into common stock of foreign issuers. Any income received is incidental to the objective of capital appreciation.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is April 1, 1997.

THE NORTHERN TRUST COMPANY
50 S. LaSalle Street                   INVESTMENT ADVISER, TRANSFER AGENT AND
Chicago, Illinois 60675                CUSTODIAN
312-630-6000

Each Portfolio is advised by The Northern Trust Company ("Northern"). Units of all Portfolios other than the Small Company Index and International Equity Index Portfolios are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments. The Small Company Index and International Equity Index Portfolios require the payment of an additional transaction fee equal to 0.75% and 1.00%, respectively, of the amount invested.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1997, is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

                                     INDEX

                                    PAGE
                                    ----
SUMMARY OF EXPENSES                   3
-------------------
FINANCIAL HIGHLIGHTS                  9
--------------------
INVESTMENT INFORMATION               20
----------------------
 Introduction                        20
 Short Duration Portfolio            20
 U.S. Government Securities Portfo-
  lio                                21
 Short-Intermediate Bond Portfolio   22
 U.S. Treasury Index Portfolio       22
 Bond Portfolio                      22
 International Bond Portfolio        23
 Balanced Portfolio                  24
 Equity Index Portfolio              25
 Diversified Growth Portfolio        25
 Focused Growth Portfolio            26
 Small Company Index Portfolio       26
 International Equity Index Portfo-
  lio                                27
 International Growth Portfolio      28
 Special Risks and Other Considera-
  tions                              29
 Description of Securities and
  Common Investment Techniques       31

                                    PAGE
                                    ----
 Investment Restrictions             43
TRUST INFORMATION                    43
-----------------
 Board of Trustees                   43
 Investment Adviser, Transfer Agent
  and Custodian                      43
 Portfolio Managers                  45
 Administrator and Distributor       45
 Unitholder Servicing Plan           46
 Service Information                 47
INVESTING                            47
---------
 Purchase of Units                   47
 Redemption of Units                 50
 Distributions                       52
 Taxes                               53
NET ASSET VALUE                      55
---------------
PERFORMANCE INFORMATION              55
-----------------------
ORGANIZATION                         57
------------
MISCELLANEOUS                        58
-------------

                              SUMMARY OF EXPENSES

The following table sets forth certain information regarding the unitholder transaction expenses imposed by the Trust and the annualized operating expenses the Portfolios (except the International Equity Index Portfolio) incurred during the Trust's last fiscal year and the estimated annualized operating expenses the International Equity Index Portfolio expects to incur during the current fiscal year. Hypothetical examples based on the table are also shown. Investors should note that units of each Portfolio other than the Short Duration Portfolio have been classified into four separate classes, Class A, B, C and D units. Each class is distinguished by the level of administrative support and transfer agency services provided. Class A, B, C and D units represent pro rata interests in a Portfolio except that different unitholder servicing fees and transfer agency fees are payable by Class A, B, C and D units in a Portfolio. See "Trust Information--Unitholder Servicing Plan."

                          Short
                         Duration   U.S. Government Securities        Short-Intermediate Bond
                         -------- ------------------------------- --------------------------------
                                  Class A Class B Class C Class D Class A Class B Class  C Class D
                                   Units   Units   Units   Units   Units   Units   Units    Units
                                  ------- ------- ------- ------- ------- ------- -------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..   None    None    None    None    None    None    None     None    None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...   None    None    None    None    None    None    None     None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........   None    None    None    None    None    None    None     None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........   None    None    None    None    None    None    None     None    None
 Redemption Fees........   None    None    None    None    None    None    None     None    None
 Exchange Fees..........   None    None    None    None    None    None    None     None    None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1,2)...   .15%    .25%    .25%    .25%    .25%    .25%    .25%     .25%    .25%
 12b-1 Fees.............   None    None    None    None    None    None    None     None    None
 Servicing Fees(5)......   None    None    .10%    .15%    .25%    None    .10%     .15%    .25%
 Transfer Agency
  Fees(5)...............    N/A    .01%    .05%    .10%    .15%    .01%    .05%     .10%    .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(3).....   .10%    .10%    .10%    .10%    .10%    .10%    .10%     .10%    .10%
                           ----    ----    ----    ----    ----    ----    ----     ----    ----
   Total Operating
    Expenses(1,2,3,5)...   .25%    .36%    .50%    .60%    .75%    .36%    .50%     .60%    .75%
                           ====    ====    ====    ====    ====    ====    ====     ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............     $3      $4      $5      $6      $8      $4      $5       $6      $8
 Three Years............     $8     $12     $16     $19     $24     $12     $16      $19     $24
 Five Years.............    $14     $20     $28     $33     $42     $20     $28      $33     $42
 Ten Years..............    $32     $46     $63     $75     $93     $46     $63      $75     $93

                               U.S. Treasury Index                    Bond
                         ------------------------------- -------------------------------
                         Class A Class B Class C Class D Class A Class B Class C Class D
                          Units   Units   Units   Units   Units   Units   Units   Units
                         ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None    None    None    None    None    None    None    None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None    None    None    None    None    None    None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None    None    None    None    None    None    None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None    None    None    None    None    None    None    None
 Redemption Fees........  None    None    None    None    None    None    None    None
 Exchange Fees..........  None    None    None    None    None    None    None    None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1,2)...  .15%    .15%    .15%    .15%    .25%    .25%    .25%    .25%
 12b-1 Fees.............  None    None    None    None    None    None    None    None
 Servicing Fees(5)......  None    .10%    .15%    .25%    None    .10%    .15%    .25%
 Transfer Agency
  Fees(5)...............  .01%    .05%    .10%    .15%    .01%    .05%    .10%    .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(3).....  .10%    .10%    .10%    .10%    .10%    .10%    .10%    .10%
                          ----    ----    ----    ----    ----    ----    ----    ----
   Total Operating
    Expenses(1,2,3,5)...  .26%    .40%    .50%    .65%    .36%    .50%    .60%    .75%
                          ====    ====    ====    ====    ====    ====    ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $3      $4      $5      $7      $4      $5      $6      $8
 Three Years............    $8     $13     $16     $21     $12     $16     $19     $24
 Five Years.............   $15     $22     $28     $36     $20     $28     $33     $42
 Ten Years..............   $33     $51     $63     $81     $46     $63     $75     $93

                               International Bond                   Balanced
                         ------------------------------- -------------------------------
                         Class A Class B Class C Class D Class A Class B Class C Class D
                          Units   Units   Units   Units   Units   Units   Units   Units
                         ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None     None    None    None   None    None    None     None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None     None    None    None   None    None    None     None
 Redemption Fees........  None     None    None    None   None    None    None     None
 Exchange Fees..........  None     None    None    None   None    None    None     None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1,2)...  .70%     .70%    .70%    .70%   .50%    .50%    .50%     .50%
 12b-1 Fees.............  None     None    None    None   None    None    None     None
 Servicing Fees(5)......  None     .10%    .15%    .25%   None    .10%    .15%     .25%
 Transfer Agency
  Fees(5)...............  .01%     .05%    .10%    .15%   .01%    .05%    .10%     .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(3).....  .25%     .25%    .25%    .25%   .10%    .10%    .10%     .10%
                          ----    -----   -----   -----   ----    ----    ----    -----
   Total Operating
    Expenses(1,2,3,5)...  .96%    1.10%   1.20%   1.35%   .61%    .75%    .85%    1.00%
                          ====    =====   =====   =====   ====    ====    ====    =====  ===
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............   $10      $11     $12     $14     $6      $8      $9      $10
 Three Years............   $31      $35     $38     $43    $20     $24     $27      $32
 Five Years.............   $53      $61     $66     $74    $34     $42     $47      $55
 Ten Years..............  $118     $134    $145    $162    $76     $93    $105     $122

                                  Equity Index                 Diversified Growth
                         ------------------------------- -------------------------------
                         Class A Class B Class C Class D Class A Class B Class C Class D
                          Units   Units   Units   Units   Units   Units   Units   Units
                         ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None    None    None    None    None    None    None     None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None    None    None    None    None    None    None     None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None    None    None    None    None    None    None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None    None    None    None    None    None    None     None
 Redemption Fees........  None    None    None    None    None    None    None     None
 Exchange Fees..........  None    None    None    None    None    None    None     None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....  .10%    .10%    .10%    .10%    .55%    .55%    .55%     .55%
 12b-1 Fees.............  None    None    None    None    None    None    None     None
 Servicing Fees(5)......  None    .10%    .15%    .25%    None    .10%    .15%     .25%
 Transfer Agency
  Fees(5)...............  .01%    .05%    .10%    .15%    .01%    .05%    .10%     .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(3).....  .11%    .11%    .11%    .11%    .13%    .13%    .13%     .13%
                          ----    ----    ----    ----    ----    ----    ----    -----
   Total Operating
    Expenses(1,2,3,5,6).  .22%    .36%    .46%    .61%    .69%    .83%    .93%    1.08%
                          ====    ====    ====    ====    ====    ====    ====    =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $2      $4      $5      $6      $7      $8      $9      $11
 Three Years............    $7     $12     $15     $20     $22     $26     $30      $34
 Five Years.............   $12     $20     $26     $34     $38     $46     $51      $60
 Ten Years..............   $28     $46     $58     $76     $86    $103    $114     $132

                                 Focused Growth                  Small Company Index
                         ------------------------------- -----------------------------------
                         Class A Class B Class C Class D Class A  Class B  Class C  Class D
                          Units   Units   Units   Units  Units(2) Units(2) Units(2) Units(2)
                         ------- ------- ------- ------- -------- -------- -------- --------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None     None    None    None    None     None     None     None
 Additional Transaction
  Fee (as a percentage
  of amount
  invested)(4)..........  None     None    None    None    .75%     .75%     .75%     .75%
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None     None    None    None    None     None     None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None     None    None    None    None     None     None     None
 Redemption Fees........  None     None    None    None    None     None     None     None
 Exchange Fees..........  None     None    None    None    None     None     None     None
Annual Operating
 Expenses After Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(3).....  .80%     .80%    .80%    .80%    .20%     .20%     .20%     .20%
 12b-1 Fees.............  None     None    None    None    None     None     None     None
 Servicing Fees(5)......  None     .10%    .15%    .25%    None     .10%     .15%     .25%
 Transfer Agency
  Fees(5)...............  .01%     .05%    .10%    .15%    .01%     .05%     .10%     .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(3).....  .10%     .10%    .10%    .10%    .11%     .11%     .11%     .11%
                          ----    -----   -----   -----    ----     ----     ----     ----
   Total Operating
    Expenses(1,2,3,5,6).  .91%    1.05%   1.15%   1.30%    .32%     .46%     .56%     .71%
                          ====    =====   =====   =====    ====     ====     ====     ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $9      $11     $12     $13     $11      $12      $13      $15
 Three Years............   $29      $33     $37     $41     $18      $22      $25      $30
 Five Years.............   $50      $58     $63     $71     $26      $33      $39      $47
 Ten Years..............  $112     $128    $140    $157     $48      $65      $77      $95

                              International Equity Index Portfolio(7)                      International Growth
                              ---------------------------------------------------     -------------------------------
                               Class A       Class B       Class C       Class D      Class A Class B Class C Class D
                                Units         Units         Units         Units        Units   Units   Units   Units
                              ---------     ---------     ---------     ---------     ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge Im-
  posed on Purchases........        None          None          None          None      None    None    None    None
 Additional Transaction Fee
  (as a percentage of
  amount invested)(4).......       1.00%         1.00%         1.00%         1.00%      None    None    None    None
 Deferred Sales Charge Im-
  posed on Reinvested Dis-
  tributions................        None          None          None          None      None    None    None    None
 Deferred Sales Charge Im-
  posed on Redemptions......        None          None          None          None      None    None    None    None
 Redemption Fees............        None          None          None          None      None    None    None    None
 Exchange Fees..............        None          None          None          None      None    None    None    None
Annual Operating Expenses
 After Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of average daily
 net assets).
 Management Fees After Fee
  Reductions(1).............        .25%          .25%          .25%          .25%      .80%    .80%    .80%    .80%
 12b-1 Fees.................        None          None          None          None      None    None    None    None
 Servicing Fees(5)..........        None          .10%          .15%          .25%      None    .10%    .15%    .25%
 Transfer Agency Fees(5)....        .01%          .05%          .10%          .15%      .01%    .05%    .10%    .15%
 Other Expenses After Ex-
  pense Reimbursements and
  Fee Reductions(3).........        .25%          .25%          .25%          .25%      .25%    .25%    .25%    .25%
                               ---------     ---------     ---------     ---------     -----   -----   -----   -----
   Total Operating
    Expenses(1,2,3,4,5,7,8).        .51%          .65%          .75%          .90%     1.06%   1.20%   1.30%   1.45%
                               =========     =========     =========     =========     =====   =====   =====   =====
Example of Expenses. Based
 on the foregoing table, you
 would pay the following
 expenses on a hypothetical
 $1,000 investment, assuming
 a 5% annual return and
 redemption at the end of
 each time period:
 One Year...................          $5            $7            $8            $9       $11     $12     $13     $15
 Three Years................         $12           $14           $15           $16       $34     $38     $41     $46
 Five Years.................         $20           $22           $23           $24       $58     $66     $71     $79
 Ten Years..................         $43(8)        $45(8)        $45(8)        $47(8)   $129    $145    $157    $174

----------

(1) For the fiscal year ending November 30, 1996, Northern voluntarily reduced its advisory fee for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios to .15%, .25%, .25%, .15%, .25% and .70%, respectively, of the Portfolios' respective average daily net assets (advisory fees are otherwise payable at the annual rate of .40%, .60%, .60%, .40%, .60% and .90%, respectively, of the Portfolios' respective average daily net assets). For the fiscal year ending November 30, 1996, Northern voluntarily reduced its advisory fee for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios to .50%, .10%, .55%, .80%, .20% and .80%, respectively, of the Portfolios' respective average daily net assets (advisory fees are otherwise payable at the annual rate of .80%, .30%, .80%, 1.10%, .40% and 1.00%, respectively, of the Portfolios' respective average daily net assets).

(2) For the fiscal year ending November 30, 1996, Goldman Sachs advised the Trust that, except with respect to the Short Duration Portfolio, it intends to voluntarily reduce its administration fee, (otherwise payable with respect to each Portfolio at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average net assets. Goldman Sachs has advised the Trust that it intends to reimburse expenses for each Portfolio to the extent that, in any fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeds on an annualized basis .25% of the International Bond, International Growth and International Equity Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets for such fiscal year. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements.

(3) Without the undertakings of Northern and Goldman Sachs, and had all classes of units been outstanding during the year ending November 30, 1996, "Other Expenses" in the foregoing table would have been as follows:
    Short Duration Portfolio -- 0.40%; U.S. Government Securities Portfolio -- 0.48%; Short-Intermediate Bond Portfolio -- 0.30%; U.S. Treasury Index Portfolio -- 0.48%; Bond Portfolio -- 0.23%; and International Bond Portfolio -- 0.56%; and the total annual operating expenses would have been as follows: Short Duration-- 0.80%; U.S. Government Securities Class A, Class B, Class C and Class D units -- 1.09%, 1.23%, 1.33% and 1.48%, respectively; Short-Intermediate Bond Class A, Class B, Class C and Class D units -- 0.91%, 1.05%, 1.15% and 1.30%, respectively; U.S. Treasury Index Class A, Class B, Class C and Class D units -- 0.89%, 1.03%, 1.13% and 1.28%, respectively; Bond Class A, Class B, Class C and Class D units -- 0.84%, 0.98%, 1.08% and 1.23%, respectively; and International Bond Class A, Class B, Class C and Class D units -- 1.47%, 1.61%, 1.71% and 1.86%, respectively, based on actual expenses incurred during the fiscal year ended November 30, 1996. For a more complete description of the Portfolios' expenses, see "Trust Information" in this Prospectus. Without the undertakings of Northern and Goldman Sachs, and had all classes of units been outstanding during the year ending November 30, 1996, "Other Expenses" in the foregoing table would have been as follows: Balanced Portfolio .47%; Equity Index Portfolio .23%; Diversified Growth Portfolio .31%; Focused Growth Portfolio .36%; Small Company Index Portfolio .40%; and International Growth Portfolio .37%, and the total annual operating expenses of the Portfolios' units would have been as follows: Balanced Class A, Class B, Class C and Class D units--1.28%, 1.42%, 1.52% and 1.67%, respectively; Equity Index Class A, Class B, Class C and Class D units--.54%, .68%, .78% and .93%, respectively; Diversified Growth Class A, Class B, Class C and Class D units--1.12%, 1.26%, 1.36% and 1.51%, respectively; Focused Growth Class A, Class B, Class C and Class D units-- 1.47%, 1.61%, 1.71% and 1.86%, respectively; Small Company Index Class A, Class B, Class C and Class D units--.81%, .95%, 1.05% and 1.20%, respectively; and International Growth Portfolio Class A, Class B, Class C and Class D units--1.38%, 1.52%, 1.62% and 1.77%, respectively, based on actual expenses incurred during the fiscal year ended November 30, 1996.

(4) To prevent the Small Company Index Portfolio and International Equity Index Portfolio from being adversely affected by the transaction costs associated with unit purchases, the Portfolios will sell units at a price equal to the net asset value of the units plus an additional transaction fee equal to .75% and 1.00%, respectively, of such value. Such amounts are not sales charges, but are retained by the Portfolio for the benefit of all unitholders. (See "Investment Information--Small Company Index Portfolio," "Investment Information--International Equity Index Portfolio", "Investing--Purchase of Units" and "Investing--Redemption of Units".)

(5) The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with Institutions or other financial intermediaries under which they render (or arrange to have rendered) certain unitholder administrative support services for their Customers or other Investors who beneficially own Class B, Class C and Class D units in return for a fee ("Servicing Fee") of up to .10%, .15%, and .25%, respectively, per annum of the value of each Portfolio's outstanding Class B, Class C and Class D units, respectively of each Portfolio (other than the Short Duration Portfolio). The Trust also allocates transfer agency fees, which are attributable to the Class A, Class B, Class C and Class D units in a Portfolio separately to such units, as reflected in the table. For further information, see "Investment Adviser, Transfer Agent and Custodian" and "Unitholder Servicing Plan" under the heading "Trust Information" in this Prospectus.

(6) The actual expense ratios reflected in the above table for each class of the Equity Index, Diversified Growth and Small Company Index Portfolios include interest expense of .01%, .03% and .01%, respectively, associated with temporary borrowings. Interest expense is not subject to voluntary expense limitations. Had the Portfolios not experienced such temporary borrowings, the total annual operating expense ratios would have been as follows: Equity Index Class A, Class B, Class C and Class D units--.21%, .35%, .45% and .60% respectively; Diversified Growth Class A, Class B, Class C, and Class D units--.66%, .80%, .90% and 1.05%, respectively; and Small Company Index Class A, Class B, Class C and Class D units--.31%, .45%, .55% and .70%, respectively. Whether such borrowings will occur in any given year and the actual amount of such borrowings is difficult to predict. The expenses noted in the table under "Other Expenses After Expense Reimbursements and Fee Reductions" have been restated with respect to Class D units of the Focused Growth and Small Company Index Portfolios and Class C units of the Equity Index Portfolio to reflect what such expenses would have been had such classes of units of those Portfolios been outstanding for the entire fiscal year ended November 30, 1995.

(7) Since the Portfolio does not yet have an operating history, the costs and expenses included in the table and hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated.

(8) Based on estimated amounts for the current fiscal year.
                             ---------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING--PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS

The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. Information regarding units other than Class A and Class D units with respect to the Short-Intermediate Bond, U.S. Treasury, International Bond, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios has not been given since no such units were outstanding. Information regarding Class B units other than units with respect to the Bond, U.S. Government Securities, Balanced and Equity Index Portfolios has not been given since no such units were outstanding. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to the address on the first page of this Prospectus.

For the Years Ended November 30,

                                    U.S. Government Securities Portfolio
                                   --------------------------------------------
                                           Class A                 Class D
                                   ---------------------------  ---------------
                                    1995     1994     1993 (a)   1995   1994(b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 19.05  $ 20.07   $ 20.00   $19.05  $19.43
Income from investment opera-
 tions:
 Net investment income                1.05     0.91      0.55     0.96    0.22
 Net realized and unrealized gain
  (loss) on
  investments                         1.02    (1.02)     0.05     1.00   (0.38)
-------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.07    (0.11)     0.60     1.96   (0.16)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income               (1.04)   (0.91)    (0.53)   (0.97)  (0.22)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                         (1.04)   (0.91)    (0.53)   (0.97)  (0.22)
-------------------------------------------------------------------------------
Net increase (decrease)               1.03    (1.02)     0.07     0.99   (0.38)
-------------------------------------------------------------------------------
Net asset value, end of period     $ 20.08  $ 19.05   $ 20.07   $20.04  $19.05
-------------------------------------------------------------------------------
Total return (c)                     11.18%   (0.57)%    3.00%   10.66%  (.89)%
Ratio to average net assets of:
 (d)
 Expenses, net of waivers and re-
  imbursements                        0.36%    0.36%     0.43%    0.75%   0.75%
 Expenses, before waivers and
  reimbursements                      1.09%    1.12%     1.18%    1.48%   1.51%
 Net investment income, net of
  waivers and reimbursements          5.43%    4.62%     4.18%    5.08%   4.65%
 Net investment income, before
  waivers and reimbursements          4.70%    3.86%     3.43%    4.35%   3.89%
Portfolio turnover rate             141.14%   45.55%    20.59%  141.14%  45.55%
Net assets at end of period (in
 thousands)                        $56,329  $25,293   $32,479   $   67  $   13
-------------------------------------------------------------------------------

(a) Commenced investment operations on April 5, 1993.
(b) Class D units were issued on September 15, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                     Short-Intermediate Bond Portfolio
                                 ---------------------------------------------
                                          Class A                 Class D
                                 ---------------------------  ----------------
                                   1995     1994    1993 (a)   1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $  19.53  $ 20.33  $  20.00  $19.53   $19.82
Income from investment opera-
 tions:
 Net investment income               1.02     0.97      0.85    0.94     0.23
 Net realized and unrealized
  gain (loss) on investments         1.19    (0.80)     0.31    1.18    (0.27)
-------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                 2.21     0.17      1.16    2.12    (0.04)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income              (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                        (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Net increase (decrease)              1.20    (0.80)     0.33    1.18    (0.27)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $  20.73  $ 19.53  $  20.33  $20.71   $19.53
-------------------------------------------------------------------------------
Total return (c)                    11.58%    0.84%     5.90%  11.09%   (0.38)%
Ratio to average net assets of:
 (d)
 Expenses, net of waivers and
  reimbursements                     0.36%    0.36%     0.36%   0.75%    0.75%
 Expenses, before waivers and
  reimbursements                     0.91%    0.95%     1.00%   1.30%    1.34%
 Net investment income, net of
  waivers and reimbursements         5.14%    4.84%     4.79%   4.85%    4.42%
 Net investment income, before
  waivers and reimbursements         4.59%    4.25%     4.15%   4.30%    3.83%
Portfolio turnover rate             54.68%   48.67%    19.48%  54.68%   48.67%
Net assets at end of period (in
 thousands)                      $158,678  $96,209  $107,550  $   13   $    1
-------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                        U.S. Treasury Index Portfolio
                                   ---------------------------------------------
                                           Class A                  Class D
                                   ---------------------------  ----------------
                                    1995     1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
Net asset value, beginning of pe-
 riod                              $ 18.77  $ 21.05   $ 20.00   $18.77   $18.80
Income from investment opera-
tions:
 Net investment income                1.11     1.15      0.95     1.00     0.09
 Net realized and unrealized gain
  (loss) on investments               2.01    (1.93)     1.02     2.03    (0.03)
--------------------------------------------------------------------------------
Total income (loss) from invest-
ment operations                       3.12    (0.78)     1.97     3.03     0.06
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
FROM:
 Net investment income               (1.11)   (1.14)    (0.92)   (1.05)   (0.09)
 Net realized gain on investments       --    (0.36)       --       --       --
--------------------------------------------------------------------------------
Total distributions to
unitholders                          (1.11)   (1.50)    (0.92)   (1.05)   (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)               2.01    (2.28)     1.05     1.98    (0.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 20.78  $ 18.77   $ 21.05   $20.75   $18.77
--------------------------------------------------------------------------------
Total return (c)                     16.95%   (3.80)%    9.94%   16.43%    0.58%
Ratio to average net assets of:
(d)
 Expenses, net of waivers and re-
  imbursements                        0.26%    0.26%     0.26%    0.65%    0.65%
 Expenses, before waivers and re-
  imbursements                        0.89%    0.79%     0.83%    1.28%    1.18%
 Net investment income, net of
  waivers and reimbursements          5.09%    5.60%     5.11%    5.41%    6.05%
 Net investment income, before
  waivers and reimbursements          4.46%    5.07%     4.54%    4.78%    5.52%
Portfolio turnover rate              80.36%   52.80%    77.75%   80.36%   52.80%
Net assets at end of period (in
thousands)                         $17,674  $37,305   $71,456   $  286   $   --
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                            Bond Portfolio
                          ---------------------------------------------------------
                                   Class A               Class C      Class D
                          -----------------------------  -------- -----------------
                            1995      1994     1993 (a)  1995 (b)  1995   1994 (c)
------------------------- --------  --------   --------  -------- ------  ---------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  18.29  $  20.70   $  20.00   $20.21  $18.29   $18.74
Income from investment
 operations:
 Net investment income        1.17      1.42       1.42     0.47    1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments              2.66     (2.21)      0.66     0.74    2.66    (0.48)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.83     (0.79)      2.08     1.21    3.74    (0.20)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.14)    (1.46)     (1.38)   (0.45)  (1.09)   (0.28)
 Net realized gain on in-
  vestments                     --     (0.15)        --       --      --       --
 Return of capital           (0.02)    (0.01)        --    (0.01)     --       --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.62)     (1.38)   (0.46)  (1.09)   (0.28)
-----------------------------------------------------------------------------------
Net increase (decrease)       2.67     (2.41)      0.70     0.75    2.65    (0.48)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.96  $  18.29   $  20.70   $20.96  $20.94   $18.29
-----------------------------------------------------------------------------------
Total return (d)             21.55%    (4.04)%    10.61%    5.92%  21.06%   (0.91)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waivers
  and reimbursements          0.36%     0.36%      0.36%    0.60%   0.75%    0.75%
 Expenses, before waivers
  and reimbursements          0.84%     0.87%      0.92%    1.08%   1.23%    1.26%
 Net investment income,
  net of waivers and
  reimbursements              5.94%     7.31%      7.84%    5.59%   5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements              5.46%     6.80%      7.28%    5.11%   5.00%    5.80%
Portfolio turnover rate      74.19%   103.09%     89.06%   74.19%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $286,301  $257,391   $245,112   $3,704  $  120   $   15
-----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on July 3, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                             International Bond
                                  Portfolio
                          ---------------------------
                              Class A        Class D    Short Duration Portfolio
                          -----------------  --------  ----------------------------
                           1995    1994 (a)  1995 (b)    1995      1994    1993 (c)
------------------------  -------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 19.93  $ 20.00    $22.17   $   9.97  $  10.03  $  10.00
Income from investment
 operations:
 Net investment income       1.26     0.79      0.02       0.59      0.40      0.14
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions               2.28     0.01     (0.08)      0.01     (0.05)     0.03
------------------------------------------------------------------------------------
Total income (loss) from
 investment
 operations                  3.54     0.80     (0.06)      0.60      0.35      0.17
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (d)                       (1.73)   (0.87)    (0.37)     (0.58)    (0.40)    (0.14)
 Net realized gain on
  investments                  --       --        --         --     (0.01)       --
------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.73)   (0.87)    (0.37)     (0.58)    (0.41)    (0.14)
------------------------------------------------------------------------------------
Net increase (decrease)      1.81    (0.07)    (0.43)      0.02     (0.06)     0.03
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 21.74  $ 19.93    $21.74   $   9.99  $   9.97  $  10.03
------------------------------------------------------------------------------------
Total return (e)            18.20%    4.03%    (0.78)%     6.14%     3.64%     1.73%
Ratio to average net as-
 sets of: (f)
 Expenses, net of waiv-
  ers and reimbursements     0.96%    0.96%     1.35%      0.25%     0.25%     0.32%
 Expenses, before waiv-
  ers and reimbursements     1.47%    1.49%     1.86%      0.80%     0.77%     0.50%
 Net investment income,
  net of waivers and
  reimbursements             5.92%    5.93%     3.26%      5.80%     3.93%     3.00%
 Net investment income,
  before waivers and
  reimbursements             5.41%    5.40%     2.75%      5.25%     3.41%     2.82%
Portfolio turnover rate     54.46%   88.65%    54.46%  1,272.21% 1,364.00%   434.32%
Net assets at end of pe-
 riod (in thousands)      $32,673  $26,947        $9   $ 45,473  $ 89,803  $186,765
------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

(b) Class D units were issued on November 30, 1995.
(c) Commenced investment operations on June 2, 1993.
(d) For the International Bond Portfolio, distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(f) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Balanced Portfolio
For the Years Ended November 30,

                                                            Class A
                                                    ---------------------------
                                                     1995     1994     1993 (a)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  9.50  $ 10.22   $ 10.00
Income from investment operations:
 Net investment income                                 0.34     0.24      0.09
 Net realized and unrealized gain (loss) on invest-
  ments                                                1.55    (0.72)     0.22
-------------------------------------------------------------------------------
Total income (loss) from investment operations         1.89    (0.48)     0.31
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                                (0.34)   (0.22)    (0.09)
 Net realized gain on investments                        --    (0.02)       --
-------------------------------------------------------------------------------
Total distributions to unitholders                    (0.34)   (0.24)    (0.09)
-------------------------------------------------------------------------------
Net increase (decrease)                                1.55    (0.72)     0.22
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $ 11.05  $  9.50   $ 10.22
-------------------------------------------------------------------------------
Total return (b)                                      20.22%   (4.76)%    3.12%
Ratio to average net assets of: (c)
 Expenses, net of waivers and reimbursements           0.61%    0.61%     0.61%
 Expenses, before waivers and reimbursements           1.28%    1.50%     1.62%
 Net investment income, net of waivers and reim-
  bursements                                           3.36%    2.56%     2.20%
 Net investment income, before waivers and reim-
  bursements                                           2.69%    1.68%     1.19%
Portfolio turnover rate                               93.39%   75.69%    35.03%
Net assets at end of period (in thousands)          $38,897  $31,462   $15,928
-------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Equity Index Portfolio
For the Years Ended November 30,

                                   Class A              Class C       Class D
                          ----------------------------  --------  ----------------
                            1995      1994    1993 (a)  1995 (b)   1995   1994 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  10.60  $  10.78  $  10.00  $ 13.43   $10.60   $10.96
Income from investment
 operations:
 Net investment income        0.30      0.27      0.22     0.05     0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.47     (0.18)     0.78     0.45     3.47    (0.31)
-----------------------------------------------------------------------------------
 Total income (loss)
  from investment opera-
  tions                       3.77      0.09      1.00     0.50     3.72    (0.29)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.30)    (0.27)    (0.22)   (0.07)   (0.28)   (0.07)
 Net realized gain on
  investments                (0.21)       --        --       --    (0.21)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.51)    (0.27)    (0.22)   (0.07)   (0.49)   (0.07)
-----------------------------------------------------------------------------------
Net increase (decrease)       3.26     (0.18)     0.78     0.43     3.23    (0.36)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.86  $  10.60  $  10.78  $ 13.86   $13.83   $10.60
-----------------------------------------------------------------------------------
Total return (d)             36.60%     0.87%    10.09%    3.73%   36.20%   (2.65)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waiv-
  ers and reimbursements      0.22%     0.23%     0.21%    0.46%    0.61%    0.60%
 Expenses, before waiv-
  ers and reimbursements      0.54%     0.59%     0.66%    0.78%    0.93%    0.96%
 Net investment income,
  net of waivers and re-
  imbursements                2.54%     2.62%     2.62%    2.29%    2.07%    2.67%
 Net investment income,
  before waivers and re-
  imbursements                2.22%     2.25%     2.17%    1.97%    1.75%    2.31%
Portfolio turnover rate      15.27%    71.98%     2.06%   15.27%   15.27%   71.98%
Net assets at end of pe-
 riod (in thousands)      $479,763  $281,817  $219,282  $18,390   $  810   $    3
-----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class C units were issued on September 28, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Diversified Growth Portfolio
For the Years Ended November 30,

                                         Class A                   Class D
                                -----------------------------  ----------------
                                  1995      1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $   9.88  $  10.65   $  10.00  $ 9.88   $10.41
Income from investment opera-
 tions:
 Net investment income              0.15      0.09       0.09    0.11     0.01
 Net realized and unrealized
  gain (loss) on investments        2.26     (0.83)      0.65    2.25    (0.54)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                2.41     (0.74)      0.74    2.36    (0.53)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income             (0.09)    (0.01)     (0.09)  (0.08)      --
 Net realized gain on invest-
  ments                               --     (0.02)        --      --       --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                       (0.09)    (0.03)     (0.09)  (0.08)      --
--------------------------------------------------------------------------------
Net increase (decrease)             2.32     (0.77)      0.65    2.28    (0.53)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  12.20  $   9.88   $  10.65  $12.16   $ 9.88
--------------------------------------------------------------------------------
Total return (c)                   24.55%    (6.98)%     7.39%  24.19%   (5.18)%
Ratio to average net assets
 of: (d)
 Expenses, net of waivers and
  reimbursements                    0.69%     0.67%      0.71%   1.08%    1.05%
 Expenses, before waivers and
  reimbursements                    1.12%     1.08%      1.13%   1.51%    1.46%
 Net investment income, net of
  waivers and reimbursements        1.16%     0.77%      1.04%   0.73%    0.94%
 Net investment income, before
  waivers and reimbursments         0.73%     0.35%      0.62%   0.30%    0.53%
Portfolio turnover rate            81.65%    78.94%    140.88%  81.65%   78.94%
Net assets at end of period
 (in thousands)                 $146,731  $164,963   $199,053  $  221   $   40
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Focused Growth Portfolio
For the Years Ended November 30,

                                               Class A                Class D
                                       ----------------------------   --------
                                        1995      1994     1993 (a)   1995 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  9.79   $ 10.43   $ 10.00     $ 9.55
Income from investment operations:
 Net investment income                    0.05      0.02      0.01       0.02
 Net realized and unrealized gain
  (loss) on investments                   2.71     (0.66)     0.43       2.93
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               2.76     (0.64)     0.44       2.95
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                   (0.02)       --     (0.01)     (0.02)
 Net realized gain on investments           --        --        --         --
-------------------------------------------------------------------------------
Total distributions to unitholders       (0.02)       --     (0.01)     (0.02)
-------------------------------------------------------------------------------
Net increase (decrease)                   2.74     (0.64)     0.43       2.93
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 12.53   $  9.79   $ 10.43     $12.48
-------------------------------------------------------------------------------
Total return (c)                         28.38%    (6.15)%    4.33%     31.00%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                              0.91%     0.91%     0.91%      1.30%
 Expenses, before waivers and reim-
  bursements                              1.47%     1.55%     1.88%      1.86%
 Net investment income (loss), net of
  waivers and reimbursements              0.46%     0.24%     0.14%     (0.11)%
 Net investment loss, before waivers
  and reimbursements                     (0.10)%   (0.39)%   (0.83)%    (0.67)%
Portfolio turnover rate                  85.93%    74.28%    27.48%     85.93%
Net assets at end of period (in thou-
 sands)                                $86,099   $57,801   $32,099     $  489
-------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Small Company Index Portfolio
For the Years Ended November 30,

                                                 Class A              Class D
                                         ---------------------------  --------
                                          1995     1994     1993 (a)  1995 (b)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 10.86  $ 11.29   $ 10.00    $10.51
Income from investment operations:
 Net investment income                      0.16     0.14      0.11      0.18
 Net realized and unrealized gain (loss)
  on investments and futures                2.67    (0.30)     1.29      2.87
------------------------------------------------------------------------------
Total income (loss) from investment op-
 erations                                   2.83    (0.16)     1.40      3.05
------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                     (0.15)   (0.02)    (0.11)    (0.14)
 Net realized gain on investments and
  futures                                  (0.56)   (0.25)       --     (0.56)
------------------------------------------------------------------------------
Total distributions to unitholders         (0.71)   (0.27)    (0.11)    (0.70)
------------------------------------------------------------------------------
Net increase (decrease)                     2.12    (0.43)     1.29      2.35
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $ 12.98  $ 10.86   $ 11.29    $12.95
------------------------------------------------------------------------------
Total return (c)                           27.76%   (1.54)%   14.09%    30.50%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reimburse-
  ments                                     0.32%    0.33%     0.31%     0.71%
 Expenses, before waivers and reimburse-
  ments                                     0.81%    0.86%     1.02%     1.20%
 Net investment income, net of waivers
  and reimbursements                        1.31%    1.27%     1.25%     0.90%
 Net investment income, before waivers
  and reimbursements                        0.82%    0.74%     0.54%     0.41%
Portfolio turnover rate                    38.46%   98.43%    26.31%    38.46%
Net assets at end of period (in thou-
 sands)                                  $94,899  $77,120   $54,763    $   44
------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return does not include the additional purchase price amount payable by investors in connection with purchases of Portfolio units. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS
International Growth Portfolio
For the Years Ended November 30,

                                            Class A             Class D
                                       -------------------  -----------------
                                         1995     1994(a)    1995     1994(b)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  10.21   $  10.00  $ 10.21   $10.47
Income from investment operations:
 Net investment income                     0.12       0.05     0.19       --
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                   (0.36)      0.16    (0.48)   (0.26)
------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               (0.24)      0.21    (0.29)   (0.26)
------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                    (0.05)        --    (0.05)      --
 Net realized gain on investments and
  foreign currency transactions           (0.04)        --    (0.04)      --
------------------------------------------------------------------------------
Total distributions to unitholders        (0.09)        --    (0.09)      --
------------------------------------------------------------------------------
Net increase (decrease)                   (0.33)      0.21    (0.38)   (0.26)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $   9.88   $  10.21  $  9.83   $10.21
------------------------------------------------------------------------------
Total return (c)                          (2.32)%     2.11%   (2.78)%  (2.51)%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                               1.06%      1.04%    1.45%    1.35%
 Expenses, before waivers and reim-
  bursements                               1.38%      1.47%    1.77%    1.78%
 Net investment income, net of waivers
  and reimbursements                       1.22%      0.76%    2.01%      --
 Net investment income (loss), before
  waivers and reimbursements               0.90%      0.33%    1.69%   (0.43)%
Portfolio turnover rate                  215.31%     77.79%  215.31%   77.79%
Net assets at end of period (in thou-
 sands)                                $148,704   $133,212  $    20       --
------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

                            INVESTMENT INFORMATION

INTRODUCTION

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment objectives and policies, as described below. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The International Bond Portfolio is classified as a non-diversified investment company. Units of each Portfolio have been classified into four classes--Class A units, Class B units, Class C units and Class D units (other than the Short Duration Portfolio, which has only been classified into one class of units). Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio. Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of unitholders. The Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios may collectively be referred to as the "Fixed Income Portfolios" and the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index and International Growth Portfolios may collectively be referred to as the "Equity Portfolios."

SHORT DURATION PORTFOLIO

In pursuing its objective, the Short Duration Portfolio invests in a broad range of fixed income instruments and seeks capital appreciation from increases that may occur in the market price of such instruments. Although there are no maturity limitations with respect to individual instruments acquired by the Portfolio, the Portfolio's dollar-weighted average portfolio maturity will not exceed 12 months and the Portfolio's maximum duration will be 12 months. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, although a portion of its assets may be invested in non-investment grade securities.

The Portfolio is designed for investors who seek higher returns than those typically offered by money market funds and who are willing to accept a variable unit value to achieve that objective. Because the Portfolio is not a money market fund which seeks to maintain a stable net asset value, the unit value of the Portfolio will fluctuate so that units, when redeemed, may be worth more or less than their original cost. Investors should note that, consistent with its investment objective, the Portfolio may enter into repurchase agreements and securities loans, acquire U.S. dollar-denominated instruments of foreign issuers, invest in asset-backed securities, options, futures and interest rate swaps, including interest rate floors and caps, engage in pair-off transactions and make limited investments in illiquid securities and securities issued by other investment companies. The Portfolio is also authorized to enter into reverse repurchase agreements in an aggregate amount not exceeding one third of its total assets for investment leveraging purposes. These investment practices involve investment risks of varying degrees, including the possibility of relatively high transaction costs, the possibility that management techniques used for the Portfolio will result in losses rather than additional income, and risks associated with foreign investments and with compliance with tax requirements applicable to the Portfolio. In general, the market value of fixed income obligations held by the Portfolio and, consequently, the Portfolio's net asset value per unit can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of the Portfolio will tend to be higher than prevailing market rates and, in periods of rising interest rates, the yield will tend to be somewhat lower. The Portfolio may invest in foreign instruments that are denominated in U.S. dollars. See "Special Risk Considerations -- Foreign Securities."

The Portfolio expects to experience a very high portfolio turnover rate because it invests significantly in shorter-term instruments in order to maintain a dollar-weighted average portfolio maturity that does not exceed twelve months and because it seeks a high level of total return through active management techniques. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its unitholders. High portfolio turnover may result in the realization of substantial net capital gains; to the extent net capital gains are realized, distributions resulting from such gains may be ordinary income for Federal income tax purposes. (See "Investing--Taxes").

The Portfolio's expected high turnover rate could cause the Portfolio to realize gains in excess of the restrictions imposed by the Internal Revenue Code of 1986. These restrictions require that less than 30% of the Portfolio's gross income in each taxable year may be derived from sales or other dispositions of securities held for less than three months. If this requirement is not satisfied, the Portfolio would not qualify for the special Federal tax treatment allowed to a regulated investment company. The Portfolio intends to monitor its compliance with this requirement.

The Portfolio's duration is a measure of its price sensitivity, including expected cash flow and mortgage prepayments under a wide range of interest rate scenarios. The maturity of a security measures only the time until final payment is due; it does not take into account the pattern of a security's cash flows over time, including how cash flow is affected by prepayments and by changes in interest rates. In computing the duration of the Portfolio, Northern will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. Northern may use the following techniques to lengthen or shorten the option-adjusted duration of the
Portfolio: the acquisition of debt obligations at a premium or discount; interest rate swaps; and interest rate futures and options on such futures.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

U.S. GOVERNMENT SECURITIES PORTFOLIO

In pursuing its investment objective, the U.S. Government Securities Portfolio will, under normal market conditions, invest at least 65% of its total assets in a broad range of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities, including mortgage-related securities issued by agencies of the U.S. Government. The Portfolio's dollar-weighted average maturity will be between one and five years.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

SHORT-INTERMEDIATE BOND PORTFOLIO

In pursuing its investment objective, the Short-Intermediate Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will be between two and five years. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

U.S. TREASURY INDEX PORTFOLIO

In seeking to attain its investment objective, the U.S. Treasury Index Portfolio under normal conditions will invest directly or indirectly at least 80% of its total assets in a representative sample of the U.S. Treasury obligations included in the Lehman Index. The Lehman Index is comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues. Northern will select securities for the Portfolio based on their expected contribution to its overall duration, quality and total return as compared to the Lehman Index and comparable investment characteristics. Lehman Brothers ("Lehman") makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Lehman Index to track general bond market performance.

The Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Lehman Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.


The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

BOND PORTFOLIO

In pursuing its investment objective, the Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will range between five and fifteen years.

The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposits.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

INTERNATIONAL BOND PORTFOLIO

In pursuing its investment objective, the International Bond Portfolio invests primarily (at least 65% of its total assets under normal market conditions) in a broad range of bonds and other fixed income securities of foreign issuers. The Portfolio's dollar-weighted average maturity will range between three and eleven years.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.


The Portfolio will invest primarily in fixed income securities of all types as set forth below and in any proportion that generally are rated investment grade at the time of purchase, although a portion of its assets may be invested in non-investment grade securities. These securities may include obligations of foreign governments, their agencies, instrumentalities and political subdivisions; supranational organizations (e.g., European Investment Bank, Inter-American Development Bank and the World Bank); and foreign corporations and banks. These obligations may consist of bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements collateralized by such obligations) and of U.S. corporations and banks as well as short-term notes, bills, commercial paper and certificates of deposit. It is expected that during the current fiscal year a substantial portion of the Portfolio's assets will be invested in foreign governmental obligations.

The International Bond Portfolio is classified as a non-diversified portfolio under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

The Portfolio may enter into forward currency exchange contracts and currency and interest rate swaps and utilize options and futures contracts. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policy, in various short-term obligations, such as U.S. Government obligations, high quality money market investments and repurchase agreements. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

BALANCED PORTFOLIO

The Balanced Portfolio seeks to provide long-term capital appreciation and current income. The Portfolio will invest at least 25% of the value of its total assets in fixed income senior securities and no more than 75% in equity securities under normal market conditions. The actual percentage of assets invested in equity and fixed income securities will vary from time to time, depending upon Northern's judgment as to general market and economic conditions, trends and yields, interest rates and changes in fiscal and monetary policies. The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 18 months or less) at such times and in such proportions as, in the opinion of Northern, is warranted. For purposes of determining the percentages of the Portfolio's assets that are invested in equity and fixed income securities, respectively, only that portion of the value of convertible securities attributable to their fixed income characteristics will be deemed to be a fixed income investment.

The Portfolio may invest in common and preferred stocks and securities convertible into common stock ("equity securities"). The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specified price for a specified period of time.

The Portfolio will invest in fixed income securities of all types as set forth below and in any proportions that generally are rated investment-grade at the time of purchase. These securities may include bonds, debentures, mortgage and other asset-related securities, zero coupon bonds, convertible debentures, and other obligations issued by the U.S. Government, its agencies or instrumentalities, foreign governments, U.S. and foreign corporations and U.S. and foreign banks. The Portfolio may also purchase bonds that are issued in tandem with warrants which entitle the holder to purchase certain common stock at a specified price valid during a specified period of time. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit. The dollar-weighted average maturity of the fixed income portion of the Portfolio will, under normal market conditions, range between two and ten years. The Balanced Portfolio may also invest up to 5% of its total assets in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" and "Description of Other Securities and Investment Techniques Used by the Balanced Portfolio" below for more information.

EQUITY INDEX PORTFOLIO

The Equity Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P Index. Under normal market conditions the Portfolio will invest at least 80% of the Portfolio's total assets in the common stocks of the companies that constitute the S&P Index directly or indirectly, in approximately the same proportions as they are represented in the S&P Index. The S&P Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and selected by Standard & Poor's Corporation (the "S&P") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company specific information such as market value, industry group classification, capitalization and trading activity. S&P's primary objective for the S&P Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by S&P for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. S&P makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the S&P Index to track general stock market performance.

The Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

DIVERSIFIED GROWTH PORTFOLIO

The Diversified Growth Portfolio seeks to provide long-term capital appreciation, with income a secondary consideration. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock. The Portfolio will, under normal market conditions, invest at least 65% of its assets in equity securities. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

FOCUSED GROWTH PORTFOLIO

The Focused Growth Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests in equity securities of companies believed by Northern to have superior quality and growth characteristics. Under normal market conditions at least 65% of the Portfolio's total assets will be invested in equity securities. The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. Companies in which the Portfolio invests often retain their earnings to finance current and future growth and generally pay little or no dividends. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. The Portfolio intends to invest in the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

SMALL COMPANY INDEX PORTFOLIO

The Small Company Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell Index. Under normal market conditions, the Portfolio will invest directly or indirectly at least 80% of its total assets in the stocks included in the Russell Index. The Russell Index is a market value-weighted index comprised of the stocks of the smallest 2,000 companies in the Russell 3000 Index which is comprised of the stocks of 3,000 large U.S. domiciled companies (based on market capitalization) that represent approximately 98% of the investable U.S. equity markets. Because of its emphasis on the smallest 2,000 companies, the Russell Index represents approximately 10% of the total market capitalization of the Russell 3000 Index. As of January 31, 1996, the average market capitalization of the companies included in the Russell Index was approximately $274 million. The Russell Index is reconstituted annually to reflect changes in market capitalization. The primary criteria used by Frank Russell & Company ("Russell") to determine the initial list of securities eligible for inclusion in the Russell 3000 Index (and, accordingly, the Russell Index) is total market capitalization adjusted for large private holdings and cross-ownership. However, companies are not selected by Russell for inclusion in the Russell Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. Russell makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Russell Index to track general market performance of small capitalization stocks.

The Portfolio will be constructed to have aggregate investment characteristics similar to those of the Russell Index as a whole. The Portfolio will invest in securities which will be selected on the basis of such factors as market capitalization, beta, industry sectors and economic factors. The number of issues included will be a function of the Portfolio's liquidity and size. The Portfolio will be restructured annually when the Russell Index is reconstituted.

It should be noted that small companies in which the Portfolio may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities typically are traded in lower volume and because the issuers typically are subject to a greater degree of changes in their earnings and prospects.



The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

The Portfolio requires the payment of an additional transaction fee on the purchase of units equal to 0.75% of the dollar amount invested. See "Investing--Purchase of Units" below for more information.

INTERNATIONAL EQUITY INDEX PORTFOLIO

The International Equity Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the equity securities in the EAFE Index. The EAFE Index is a broad-based market capitalization weighted index currently comprised of more than 1,100 securities in twenty countries. Fourteen European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) constitute approximately 55% of the Index. Six Asian/Pacific countries (Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore) account for the remaining 45%. Under normal market conditions, the Portfolio will invest, directly or indirectly, at least 65% of its total assets in the securities that constitute the EAFE Index.

The International Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the EAFE Index through statistical procedures. The Portfolio will be constructed to have aggregate investment characteristics similar to those of the EAFE Index as a whole. The proportion of assets invested in each country will approximate the weight of each country in the Index, and the Portfolio will invest in securities selected on the basis of such factors as country exposure, market capitalization, beta, industry sectors and economic factors. The number of issues included will be a function of the Portfolio's liquidity and size.

Because the Portfolio will invest in countries according to their weights in the Index, more than 25% of the Portfolio's assets may be invested in a single country. In particular, Japan currently constitutes approximately one-third of the EAFE Index and would comprise a similar percentage of the Portfolio's assets, making the portfolio's performance more dependent upon the political and economic circumstances in Japan than a portfolio that is more widely diversified among the issuers in different countries.

It is anticipated that, in seeking to achieve its investment objective, the Portfolio may, during the current fiscal year, invest a substantial portion of its assets in instruments such as World Equity Benchmark Shares SM issued by The Foreign Fund, Inc. ("WEBS") and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specific countries. Because the expense associated with an investment in WEBS can be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, Northern believes that investments in WEBS of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Portfolio's assets across a broad range of equity securities until the Portfolio gains sufficient assets to economically invest directly in the securities included in the EAFE Index.

WEBS are listed on the American Stock Exchange (the "AMEX"), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the AMEX. To date WEBS have traded at relatively modest discounts and premiums to their net asset values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of the Portfolio's units could also be substantially and adversely affected, and the Portfolio's ability to provide investment results approximating the performance of securities in the EAFE Index could be impaired. If such disruptions were to occur, the Portfolio could be required to reconsider the use of WEBS as part of its investment strategy.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in equity securities to protect against potential market declines. See "Description of Securities and Common Investment Techniques" and "Special Risk and Other Considerations" for more information.

The Portfolio requires the payment of an additional transaction fee on the purchase of units equal to 1.00% of the dollar amount invested. See "Investing--Purchase of Units" for more information.

INTERNATIONAL GROWTH PORTFOLIO

The International Growth Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock of foreign issuers. The Portfolio will, under normal market conditions, invest, directly or indirectly at least 65% of its total assets in equity securities of foreign issuers. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalizations in excess of $200 million. The Portfolio invests in securities listed on foreign and domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets, and may invest in unlisted securities. Securities issued in certain countries are currently accessible to the Portfolio only through investment in other investment companies that are specifically authorized to invest in such securities.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Portfolio may also enter into forward currency contracts, purchase convertible bonds, and utilize options, futures contracts and currency swaps. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policy, in various short-term obligations, such as U.S. Government obligations, high quality money market instruments and repurchase agreements. See "Description of Securities and Common Investment Techniques" below for more information.

SPECIAL RISKS AND OTHER CONSIDERATIONS

FOREIGN SECURITIES. The Short Duration Portfolio may invest directly in U.S. dollar-denominated securities of foreign issuers. The Short-Intermediate Bond, Bond, Balanced, Diversified Growth and Focused Growth Portfolios may, and the International Bond, International Equity Index and International Growth Portfolios will, invest directly or indirectly in the securities of foreign issuers, whether or not U.S. dollar-denominated. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Foreign securities, and in particular the debt securities in which the Fixed Income Portfolios will invest, are sensitive to changes in interest rates and the interest rate environment. In addition, investment in foreign debt, or the securities of foreign governments, will subject a Portfolio to risks, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens. The performance of investments in securities denominated in a foreign currency will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

In addition, there are other risks of investing in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

While the Portfolios' investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Portfolio are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. A Portfolio's net long and short foreign currency exposure will not exceed its total asset value. To the extent that a Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolios' respective net currency positions may expose them to risks independent of their securities positions.

The obligations of a foreign issuer will not be purchased by the Short Duration, Short-Intermediate Bond or Bond Portfolios if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country.

Because the securities markets in the following countries are highly developed, liquid and subject to extensive regulation, the International Growth Portfolio and International Bond Portfolio may invest more than 25% of their total assets in the securities of issuers located in Japan, the United Kingdom, France, Germany or Switzerland. Because the International Equity Index Portfolio invests in countries according to their weightings in the EAFE Index, more than 25% of such Portfolio's assets may also be invested in the securities of issuers in a single country. Investment in a particular country of 25% or more of the Portfolio's total assets will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. Although the five foreign countries listed above have developed economies, they are not immune from these risks. For example, efforts by the member countries of the European Union to move toward monetary union and a single currency have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The end of the Cold War, the reunification of Germany, the accession of three new Western European members to the European Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as political and social developments and natural disasters there have affected Japanese securities and currency markets, and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include (but are not limited to) interest rate and currency swaps, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including "inverse floaters"). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

TRACKING VARIANCE. Northern believes that under normal market conditions, the quarterly performance of the Equity Index, Small Company Index, International Equity Index and U.S. Treasury Index Portfolios, before Portfolio expenses, will be within a .95 correlation with the S&P Index, Russell Index, EAFE Index and Lehman Index, respectively. However, there is no assurance that a Portfolio will be able to do so on a consistent basis. Deviations from the performance of its Index ("tracking variance") may result from unitholder purchases and redemptions of units of the Portfolio that occur daily, as well as from the expenses borne by the Portfolio. Such purchases and redemptions may necessitate the purchase and sale of securities by the Portfolio and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Portfolio's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Portfolio, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Index or the manner in which the Index is calculated or because the indexing and investment approach of Northern does not produce the intended goal of the Portfolio. In the event the performance of a Portfolio is not comparable to the performance of its Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in a Portfolio's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to unitholders possible changes to the Portfolio's investment objective.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest, to the extent consistent with its investment policies, in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Each Portfolio (other than the U.S. Treasury Index Portfolio) may also invest in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid.

CONVERTIBLE SECURITIES. The Short Duration, Short-Intermediate Bond, Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may each acquire convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Portfolios will be subject to the same rating requirements as a Portfolio's investments in its fixed income securities, or if unrated, will be of comparable quality as determined by Northern in accordance with guidelines approved by the Board of Trustees, except that a Portfolio may acquire convertible securities rated below investment grade so long as a Portfolio's investments in all non-investment grade securities does not exceed the limitations set forth below under "Non-Investment Grade Securities." The Fixed Income Portfolios will ordinarily sell units of common stock received upon conversion.

INVESTMENT GRADE SECURITIES. The Fixed Income Portfolios and the Balanced Portfolio may invest in fixed income securities of all types, including convertible securities, and the Diversified Growth, Focused Growth and International Growth Portfolios may invest a portion of their assets in convertible securities. Such securities will generally be investment grade. Investment grade securities include those securities which are rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Duff & Phelps Credit Rating Co. ("Duff") or BBB or higher by Fitch Investors Service, Inc. ("Fitch") at the time of purchase, or if unrated, are of comparable quality as determined by Northern. Securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Commercial paper and other short-term obligations acquired by a Portfolio will be rated A-2 or higher by S&P, P-2 or higher by Moody's, D-2 or higher by Duff, or F-2 or higher by Fitch at the time of purchase or, if unrated, determined to be of comparable quality by Northern. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Northern will consider such an event in determining whether the Portfolio should continue to hold such security. In addition, certain Portfolios may acquire fixed income securities rated below investment grade when Northern believes that the investment characteristics of such securities make them desirable acquisitions. In either case, a Portfolio's total investment in non-investment grade securities will not exceed the limitations set forth below under "Non-Investment Grade Securities."

NON-INVESTMENT GRADE SECURITIES. Although the fixed income and convertible securities in which the Fixed Income Portfolios and Balanced Portfolio may invest and the convertible securities in which the Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest will normally be rated investment grade at the time of purchase, the Portfolios (other than the U.S. Government Securities and U.S. Treasury Index Portfolios) may invest in non-investment grade or convertible securities when Northern believes that the investment characteristics of such securities make them desirable in light of the Portfolios' investment objectives and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 5% of the respective total assets of the Short Duration, International Bond, International Growth and International Equity Index Portfolios and no more than 10% of the respective total assets of the Short-Intermediate Bond, Bond, Balanced, Diversified Growth and Focused Growth Portfolios are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency, or if unrated will be of comparable quality as determined by Northern. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that securities, including convertible securities, acquired by a Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to such securities. Particular risks associated with lower-rated securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on a Portfolio's net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Short-Intermediate Bond, Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may enter into forward currency exchange contracts for hedging purposes and in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios. The International Bond and International Growth Portfolios may also enter into forward currency exchange contracts for speculative purposes (to seek to increase total return). In addition, the International Growth and International Bond Portfolios may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern believes that there is a pattern of correlation between the two currencies.

A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, a Portfolio may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Portfolios will create a segregated account of liquid assets, or will otherwise cover their position in accordance with applicable requirements of the Securities and Exchange Commission (the "SEC").

The International Bond Portfolio may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministries of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolio may invest in securities denominated in other currency "basket".

OPTIONS. Each Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies and may or may not be listed on a foreign or domestic securities exchange and issued by the Options Clearing Corporation. The Portfolios will not purchase put and call options in an amount that exceeds 5% of their respective net assets at the time of purchase. The aggregate value of a Portfolio's assets that will be subject to options written by the Portfolio will not exceed 25% of its net assets at the time the option is written.

In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Each Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by Northern. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in futures contracts and options on futures contracts for hedging purposes, to earn additional income or to maintain liquidity to meet potential unitholder redemptions, invest cash balances or dividends or minimize trading costs. The International Bond and International Growth Portfolios may also invest in futures contracts for speculative purposes (to seek to increase total return). However, each Portfolio expects that it will not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Portfolio may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Portfolios may purchase and sell call and put options on futures contracts traded on a domestic or foreign exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of a Portfolio's portfolio securities is expected to decline, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Portfolio's position in a futures contract or option thereon, the Portfolio will create a segregated account of liquid assets, or will otherwise cover its position in accordance with applicable requirements of the SEC.

The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by a Portfolio and the price of futures contracts and options;
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses due to unanticipated market movements which are potentially unlimited; and (iv) Northern's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors. For a further discussion see "Additional Investment Information--Futures Contracts and Related Options" and Appendix B in the Additional Statement.

The Portfolios intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolios from registration as a "commodity pool operator."

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. Each Fixed Income Portfolio (other than the U.S. Treasury Index Portfolio) may, in order to protect its value from interest rate fluctuations and to hedge against fluctuations in the floating rate market, enter into interest rate swaps or purchase interest rate floors or caps. The Portfolios expect to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. In order to protect against currency fluctuations, the International Bond, International Growth and International Equity Index Portfolios may enter into currency swaps. Currency swaps involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate swap, floor or cap transaction, or any currency swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possible loss of rights in the collateral should the borrower of the securities become insolvent. The proceeds received by a Portfolio in connection with loans of portfolio securities may be invested in U.S. Government securities and other liquid high grade debt obligations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. A Portfolio is required to hold and maintain in a segregated account with the Portfolio's custodian until the settlement date, liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. Although the Portfolios would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if Northern deems it appropriate to do so.

BORROWINGS. The Portfolios are authorized to make limited borrowings for temporary purposes to the extent described below under "Investment Restrictions." If the securities held by the Portfolios should decline in value while borrowings are outstanding, the net asset value of the Portfolios' outstanding units will decline in value by proportionately more than the decline in value suffered by the Portfolios' securities. Borrowings may be effected through reverse repurchase agreements under which the Portfolios would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fixed Income and Balanced Portfolios may utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and does not have the authority to enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SHORT-TERM OBLIGATIONS. Subject to each Portfolio; investment objective and policies, a Portfolio may also invest in short-term U.S. government obligations, high quality money market instruments and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defensive measure. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. See "Special Risk Considerations--Foreign Securities" above.

REPURCHASE AGREEMENTS. The Portfolios may agree to purchase portfolio securities from financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Northern under guidelines approved by the Trust's Board of Trustees subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio in an amount that exceeds the agreed upon repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose a Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolios.

The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolios to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolios are not entitled to exercise their demand rights, and the Portfolios could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments including inverse floaters held by a Portfolio will be subject to the Portfolio's 15% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The U.S. Treasury Index, Equity Index, Small Company Index and International Equity Index Portfolios may also invest in shares of other investment companies that are structured to seek a similar correlation to the performance of the Lehman Index, S&P Index, Russell Index or EAFE Index, respectively. The International Bond, International Growth and International Equity Index Portfolios may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. As stated above, the International Equity Index Portfolio may invest in WEBS and similar securities that invest in securities included in foreign securities indices. In addition, the Portfolios may invest in securities issued by other investment companies if otherwise consistent with their respective investment objectives and policies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase is made, not more than 3% of the total outstanding stock of any investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (or defined in the 1940 Act).

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, unlisted over-the-counter options and certain securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"), interest rate and currency swaps, stripped mortgage-backed securities ("SMBS") issued by private issuers and guaranteed investment contracts ("GICs").

If otherwise consistent with their respective investment objectives and policies, the Portfolios may purchase domestically-traded securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Northern, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

STRIPPED OBLIGATIONS. To the extent consistent with their investment objectives, the Fixed Income and Balanced Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other domestic and foreign obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) foreign governments or by private issuers such as banks and other financial institutions, are issued at a discount to their "face value," and may include SMBS, which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Each Fixed Income Portfolio (other than the U.S. Treasury Index and International Bond Portfolios) and the Balanced Portfolio may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. Like other stripped securities, these participations are also normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Portfolio in such receipts will not exceed 5% of the value of the Portfolio's total assets.


BANK OBLIGATIONS. The Portfolios may invest in domestic and foreign bank obligations, including certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

ASSET-BACKED SECURITIES. The U.S. Government Securities Portfolio may purchase securities that are secured or backed by mortgages and issued by an agency of the U.S. Government. The Short Duration, Short-Intermediate Bond, Bond, International Bond and Balanced Portfolios may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans and credit card receivables) and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Asset-backed securities acquired by such Portfolios will be rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's at the time of purchase or, if not rated, will be determined by Northern to be of comparable quality. The Portfolios will not purchase non-mortgage asset-backed securities that are not rated by S&P, Duff, Fitch or Moody's.

Presently there are several types of mortgage-backed securities that may be acquired by the Short Duration, Short-Intermediate Bond, Bond, International Bond and Balanced Portfolios, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolios will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the U.S. Government Securities, Short-Intermediate Bond, Bond and International Bond Portfolios or the fixed income portion of the Balanced Portfolio, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

EXCHANGE RATE-RELATED SECURITIES. The Short Duration, Short-Intermediate Bond, Bond, International Bond and Balanced Portfolios may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, potential illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GUARANTEED INVESTMENT CONTRACTS. The Short Duration, Short-Intermediate Bond, Bond and Balanced Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Portfolio will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by Northern pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.

WARRANTS. The Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest up to 5% of their respective assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may also purchase bonds that are issued in tandem with warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

AMERICAN DEPOSITORY RECEIPTS. The Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars.

Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same unitholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. The Balanced, Diversified Growth and Focused Growth Portfolios will limit investments in ADRs to 20% of their respective assets.

EUROPEAN DEPOSITORY RECEIPTS. The Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities and are generally denominated in foreign currencies. Generally, EDRs, in bearer form, are designed for use in the European securities markets. The Balanced, Diversified Growth and Focused Growth Portfolios will limit investments in EDRs to 5% of their respective assets.

PAIR-OFF TRANSACTIONS. Subject to the requirements of the 1940 Act, each Fixed Income Portfolio (other than the U.S. Treasury Index Portfolio) may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by a Portfolio's paying or receiving the difference between the purchase and sale prices from the counter-party in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

A pair-off transaction that involves an initial sale by a Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing cash or U.S. Government securities at such a level that (a) the amount deposited in the account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in the Additional Statement.

A Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 25% of the value of the Portfolio's net assets.

Although pair-off transactions represent a strategy that will be used by Northern in attempting to earn additional income for the Portfolios resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolios and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of a Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

PORTFOLIO TURNOVER. The portfolio turnover rate of the International Bond, International Growth and International Equity Index Portfolios will be affected by changes in country and currency weightings, as well as changes in the holdings of specific issuers and investments in issuers in smaller or emerging markets. The Trust cannot accurately predict the turnover rate for any Portfolio, which may vary from year to year, but expects that the annual turn-over rate for the Short Duration Portfolio will be very high for the reasons stated above under "Investment Information--Short Duration Portfolio." For the fiscal year ended November 30, 1996, the portfolio turnover rate for the Short Duration Portfolio exceeded %. The annualized turnover rate for the
current fiscal year is not expected to exceed   %. High portfolio turnover (in
excess of 100%) may result in the realization of short-term capital gains which are taxable to unitholders as ordinary income (see "Taxes"). In addition, high portfolio turnover rates may result in corresponding increases in brokerage commissions and other transaction costs. The Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies.

MISCELLANEOUS. The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

The value of the debt securities held by the Fixed Income Portfolios and the Balanced Portfolio (and the other Portfolios to the extent permitted by their investment policies stated above) will vary inversely with changes in prevailing interest rates.

The Equity Index, Small Company Index and International Equity Index Portfolios may experience higher custody costs than other stock funds because they maintain large portfolios of securities consistent with their respective investment objectives.

For a description of applicable securities ratings, see Appendix A to the Additional Statement.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. Each Portfolio (except the International Bond Portfolio) will limit its investments so that, with respect to 75% of a Portfolio's total assets, not more than 5% will be invested in the securities of any one issuer (other than U.S. Government securities or repurchase agreements collateralized by U.S. Government securities) and each Portfolio will not invest more than 25% of its total assets in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. These restrictions do not apply to investments by the International Equity Index Portfolio in securities of other investment companies. In addition, each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities).

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various administrative servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1996, Northern Trust
Corporation and its subsidiaries had approximately $   billion in assets, $
billion in deposits and employed over    persons.

Northern administered in various capacities (including as master trustee,
investment manager or custodian) approximately $   billion of assets as of
December 31, 1996, including approximately $   billion of assets for which
Northern had investment management responsibility.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of as follows:

                                                                  RATE PAID FOR
                                                           ANNUAL  FISCAL YEAR
                                                            RATE  ENDED 11/30/96
                                                           ------ --------------
   Short Duration Portfolio...............................  .40%       .15%
   U.S. Government Securities Portfolio...................  .60%       .25%
   Short-Intermediate Bond Portfolio......................  .60%       .25%
   U.S. Treasury Index Portfolio..........................  .40%       .15%
   Bond Portfolio.........................................  .60%       .25%
   International Bond Portfolio...........................  .90%       .70%
   Balanced Portfolio.....................................  .80%       .50%
   Equity Index Portfolio.................................  .30%       .10%
   Diversified Growth Portfolio...........................  .80%       .55%
   Focused Growth Portfolio............................... 1.10%       .80%
   Small Company Index Portfolio..........................  .40%       .20%
   International Equity Index Portfolio...................   --         N/A
   International Growth Portfolio......................... 1.00%       .80%

Although the advisory fee rates payable by the International Bond, Balanced, Diversified Growth and International Growth Portfolios are higher than the rates payable by most mutual funds, the Board of Trustees believes they are comparable to the rates paid by many other growth, balanced and international funds. The difference between the stated advisory fee and the actual advisory fees paid by the Portfolios reflects the fact that Northern did not charge the full amount of the advisory fees to which it would have been entitled.

PORTFOLIO MANAGERS

                                                  YEARS PRIMARILY           FIVE YEAR
NAME AND TITLE         PORTFOLIO                    RESPONSIBLE        EMPLOYMENT HISTORY
---------------------  -------------------------- ---------------      ------------------
Kurt V. Anderson       Balanced                   Since 1996      Mr. Anderson joined Northern
Vice President                                                    in 1992.
Andrew C. Buchner      International Equity Index Since 1997      Mr. Buchner joined Northern
Investment Officer                                                in 1992.
Mary Ann Flynn         Short Duration             Since 1993      Ms. Flynn joined Northern in
Investment Officer                                                1969.
Thomas E. Kirkenmeier  Focused Growth             Since 1993      Mr. Kirkenmeier joined
Vice President                                                    Northern in 1992.
Robert A. LaFleur      International Growth       Since 1994      Mr. LaFleur joined Northern
Vice President                                                    in 1982.
Michael J. Lannan      International Bond         Since 1994      Mr. Lannan joined Northern
Vice President                                                    in 1986.
Thomas L. Mallman      Short Duration             Since 1993      Mr. Mallman joined Northern
Senior Vice President                                             in 1980.
Monty M. Memler        Balanced                   Since 1993      Mr. Memler joined Northern
Vice President                                                    in 1986.
Jerry R. Pearson       Short Duration             Since 1993      Mr. Pearson joined Northern
Vice President                                                    in 1987.
Steve Schafer          U.S. Government Securities Since 1995      Mr. Schafer joined Northern
Second Vice President                                             in 1988.
Mark J. Wirth          Short-Intermediate Bond    Since 1993      Mr. Wirth joined Northern in
Vice President         Bond                       Since 1993      1986.
John J. Zielinski      Diversified Growth         Since 1996      Mr. Zielinski joined
Vice President                                                    Northern in 1980.

Northern also receives compensation as the Trust's custodian and transfer agent under separate agreements. The fees payable by the Portfolios for these services are described in this Prospectus under "Summary of Expenses" and in the Additional Statement. Different transfer agency fees are payable with respect to the Class A, B, C and D units in the Portfolios.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below under "Expenses," as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

Goldman Sachs has voluntarily agreed to reduce its administration fee to .10% of each Portfolio's average daily net assets. In addition, Goldman Sachs has voluntarily agreed that if, for the current fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, servicing fees and extraordinary expenses, such as litigation, interest, taxes and indemnification expenses) exceeds on an annualized basis .25% of each of the International Bond and International Growth Portfolios and .10% of each other Portfolio's average daily net assets for such fiscal year, it will waive a portion of its fees and/or reimburse such Portfolio for the amount of the excess. In addition, as stated under "Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios during the Trust's current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Portfolios during the periods for which the reimbursements and reductions are made.

UNITHOLDER SERVICING PLAN

Pursuant to a Unitholder Servicing Plan ("Servicing Plan") adopted by the Board of Trustees of the Trust, the Trust may enter into agreements ("Servicing Agreements") with banks, corporations, brokers, dealers and other financial institutions which may include Northern and its affiliates ("Servicing Agents"), under which they will render (or arrange for the rendering of) administrative support services for investors who beneficially own Class B, C and D units of each Portfolio (other than the Short Duration Portfolio). Beneficial owners of Class C and D units require extensive administrative support services while beneficial owners of Class B units need only some of these services. Administrative support services, which are described more fully in the Additional Statement, may include processing purchase and redemption requests from investors, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent, providing necessary personnel and facilities to establish and maintain investor accounts and records, and providing information periodically to investors showing their positions in Portfolio units.

For these services, fees are payable by the Trust to Servicing Agents at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of Class B units, Class C units and Class D units, respectively, held or serviced by such Servicing Agents for beneficial unitholders ("Servicing Fees"). Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Portfolio units.

Conflict of interest restrictions may apply to the receipt of compensation paid by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Portfolio units. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

SERVICE INFORMATION

Class A units are designed to be purchased by institutional investors or others who can obtain information about their unitholder accounts and who do not require the Transfer Agent or Servicing Agent services that are provided for Class B, C and D unitholders.

Class B units are designed to be purchased by organizations maintaining record ownership on behalf of beneficial owners where certain services of the Transfer Agent and a Servicing Agent are required that are incident to the separation of record and beneficial ownership.

Class C units are designed to be purchased by institutional investors who require certain account related services of the Transfer Agent and a Servicing Agent that are incident to the investor being the beneficial owner of units.

Class D units are designed to be purchased by investors having a relationship with an organization which requires that account related services and information be provided to the investor and organization by the Transfer Agent and a Servicing Agent.

Any person entitled to receive compensation for selling or servicing units of a Portfolio may receive different compensation with respect to one particular class of units over another in the same Portfolio.

                                   INVESTING

PURCHASE OF UNITS

Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to institutional investors that either maintain certain qualified accounts at Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established several procedures for purchasing Portfolio units in order to accommodate different types of institutional investors.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Units of the Short Duration Portfolio and Class A, B, C and D units of each other Portfolio are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Institutions may purchase units of a class through procedures established by Institutions in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly. Institutions should contact Northern or an affiliate for further information regarding purchases through qualified accounts. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. Institutions that purchase units directly may do so by means of one of the following procedures provided that they make an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois

  60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The Trust may delay transmittal of redemption proceeds for units recently purchased by check until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                       (Reference 10 Digit Portfolio Account Number)
                      (Reference Unitholder's Name)

  For more information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units received by the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value determined on that day with respect to each Portfolio (other than the Small Company Index and International Equity Index Portfolios), and at the net asset value plus an additional transaction fee of .75% and 1.00% of the net asset value determined on that day with respect to the Small Company Index and International Equity Index Portfolios, respectively, provided that either: (a) the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day such order is received; or (b) payment is received on the next Business Day in the form of Federal funds or other immediately available funds in a qualified account maintained by an Institution with Northern or an affiliate. Orders received after 3:00 p.m. will be effected at the next determined net asset value, provided that payment is made as provided herein. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Transfer Agent on a Business Day in accordance with the foregoing procedures.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more Portfolios. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions may impose different minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the net return on an investment in a Portfolio. In addition, certain Institutions may enter into Servicing Agreements with the Trust whereby they will perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of Class B, C and D units and receive fees from the Portfolios for such services; such fees will be borne exclusively by the beneficial owners of Class B, C and D units, respectively. See "Trust Information--Unitholder Servicing Plan." The level of administrative support services, as well as transfer agency services, required by an Institution and its Customers generally will determine whether they purchase units of Class A, B, C or D. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis. An Institution shall be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such Institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units of a class through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts. Institutions should contact Northern or an affiliate for further information regarding redemptions through qualified accounts.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly may redeem all or part of their Portfolio units in accordance with procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instructions. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange Class A, B, C or D units of a Portfolio having a value of at least $1,000 for Class A, B, C or D units, respectively, of other portfolios (other than the Short Duration Portfolio) of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of Class A, B, C or D units of the Portfolio held and the purchase of units of the Portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. . The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing--Redemption of Units--Other Requirements." Exchange orders involving the purchase of units of the Small Company Index Portfolio and International Equity Index Portfolio are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent plus an additional transaction fee equal to .75% and 1.00%, respectively, of such value. Exchange orders of the other Portfolios are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. If received by Northern with respect to a qualified account it maintains or the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day, a redemption request normally will result in proceeds being credited to such account or sent on the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order.

The Small Company Index and International Equity Index Portfolios require the payment of an additional transaction fee on purchases of units of the Portfolios equal to 0.75% and 1.00%, respectively of the dollar amount invested. The additional transaction fee is paid to the Portfolios, not to Goldman Sachs or Northern. It is not a sales charge. The amount applies to initial investments in the Portfolios and all subsequent purchases (including purchases made by exchange from the other Portfolios of the Trust), but not to reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with new purchases to investors making those purchases, thus protecting existing unitholders. These costs include: (1) brokerage costs; (2) market impact costs--i.e., the increase in market prices which may result when the Portfolios purchase thinly traded stocks; and, most importantly, (3) the effect of the "bid-ask" spread in the over-the-counter market. (Securities in the over-the-counter market are bought at the "ask" or purchase price, but are valued in the Portfolios at the last quoted bid price). The additional transaction fees represent Northern's estimate of the brokerage and other transaction costs which may be incurred by the Portfolio in acquiring stocks of small capitalization or foreign companies. Without the additional transaction fee, the Portfolio would generally be selling its units at a price less than the cost to the Portfolio of acquiring the portfolio securities necessary to maintain their investment characteristics, resulting in reduced investment performance for all unitholders in the Portfolio. With the additional transaction fee, the transaction costs of acquiring additional stocks are not borne by all existing unitholders, but the source of funds for these costs is the purchase price paid by those investors making additional purchases. Because these costs are covered by the additional purchase price for units, and therefore do not need to be paid out of the Portfolio's other assets, the Portfolio is expected to track its Index more closely.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. If units to be redeemed were recently purchased by check, the Trust may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Distributions from a Portfolio's net investment and annualized capital gains are made as follows:

                                                 INVESTMENT INCOME
                                                     DIVIDENDS        CAPITAL
                                                -------------------    GAINS
                                                DECLARED    PAID    DISTRIBUTION
                                                --------- --------- ------------
Short Duration Portfolio.......................     Daily   Monthly   Annually
U.S. Government Securities Portfolio...........   Monthly   Monthly   Annually
Short-Intermediate Bond Portfolio..............   Monthly   Monthly   Annually
U.S. Treasury Index Portfolio..................   Monthly   Monthly   Annually
Bond Portfolio.................................   Monthly   Monthly   Annually
International Bond Portfolio................... Quarterly Quarterly   Annually
Balanced Portfolio............................. Quarterly Quarterly   Annually
Equity Index Portfolio......................... Quarterly Quarterly   Annually
Diversified Growth Portfolio...................  Annually  Annually   Annually
Focused Growth Portfolio.......................  Annually  Annually   Annually
Small Company Index Portfolio..................  Annually  Annually   Annually
International Equity Index Portfolio...........  Annually  Annually   Annually
International Growth Portfolio.................  Annually  Annually   Annually

Dividends and distributions will reduce a Portfolio's net asset value by the amount of the dividend or distribution. All dividends and distributions are automatically reinvested (without any sales charge or additional purchase price amount) in additional units of the same Portfolio at their net asset value per unit determined on the payment date. However, a holder may elect, upon written notification to the Transfer Agent, to have dividends or capital gain distributions (or both) paid in cash or reinvested in the same class of units of another Portfolio at their net asset value per unit (plus an additional purchase price amount equal to .75% and 1.00% of the amount invested in the case of the Small Company Index Portfolio and International Equity Index Portfolio, respectively) determined on the payment date (provided the holder maintains an account in such Portfolio). Unitholders of record must make such election, or any revocation thereof, in writing to the Transfer Agent. The election will become effective with respect to dividends paid two days after its receipt by the Transfer Agent.

Net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account with respect to the International Bond, International Growth and International Equity Index Portfolios in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Portfolios' dividends may be treated as a return of capital, nontaxable to the extent of a unitholder's tax basis in his units.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the amount of such Portfolio's net investment income available for distribution to the holders of such units will be effectively reduced by the amount of such fees. See "Unitholder Service Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

TAXES

Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally will relieve the Portfolios of liability for Federal income taxes to the extent their earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its unitholders an amount equal to at least 90% of its investment company taxable income for such year. In general, a Portfolio's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's unitholders who are not currently exempt from Federal income taxes whether they are received in cash or reinvested in additional units. (Federal income taxes for distributions to an IRA or other qualified retirement plan are deferred under the Code.) Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Portfolio from domestic corporations for the taxable year. It is not expected that any Fixed Income Portfolio distributions will qualify for the dividends received deduction for corporations.

Substantially all of each Portfolio's net realized long-term capital gains will be distributed at least annually to its unitholders. The Portfolios generally will have no tax liability with respect to such gains and the distributions will be taxable to Portfolio unitholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the unitholders have held the units and whether such gains are received in cash or reinvested in additional units. Unitholders should note that, upon sale or exchange of Portfolio units, if the unitholder has not held such units for more than six months, any loss on the sale or exchange of those units will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the units.

Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in such months will be deemed for Federal tax purposes to have been paid by the Portfolio and received by the unitholders on December 31 of such year if such dividends are paid during January of the following year.

An investor considering buying units of a Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a unitholder upon the redemption, transfer or exchange of units of a Portfolio depending upon the tax basis and their price at the time of redemption, transfer or exchange.

It is expected that dividends and certain interest income earned by the International Bond, International Growth and International Equity Index Portfolios from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of debt securities, stock or securities of foreign corporations, the Portfolio may elect, for Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its unitholders. Should the Portfolio make this election, the amount of such foreign taxes paid by the Portfolio will be included in its unitholders' income pro rata (in addition to taxable distributions actually received by them), and such unitholders will be entitled either (a) to credit their proportionate amounts of such taxes against their Federal income tax liabilities, or (b) to deduct such proportionate amounts from their Federal taxable income under certain circumstances.

If the International Bond, International Growth and International Equity Index Portfolios invest in certain "passive foreign investment companies" ("PFICs"), they will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such investments, even if they distribute such income to their unitholders. If a Portfolio elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form, a Portfolio would instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether such income is received, and such amounts would be subject to the various distribution requirements described above. In addition, a Portfolio may be permitted in the future to elect instead to recognize any appreciation in the PFIC shares that it owns by marking them to market as of the last Business Day of each taxable year (and on certain other dates prescribed in the Code). Again, gain recognized under this "mark-to-market" approach would be subject to the various distribution requirements described above, even if no cash is received currently from the PFIC investment.

Unitholders of record will be advised by the Trust at least annually as to the Federal income tax consequences of distributions made to them each year.

The foregoing discussion summarizes some of the important Federal tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own Federal, state and local tax situation.

                                NET ASSET VALUE
                                ---------------

The net asset value per unit of each Portfolio for purposes of pricing purchase and redemption orders is calculated by Northern as of 3:00 p.m., Chicago Time, on each Business Day. Net asset value per unit of a particular class in a Portfolio is calculated by dividing the value of all securities and other assets belonging to a Portfolio that are allocated to such class, less the liabilities charged to that class, by the number of the outstanding units of that class.

U.S. and foreign investments held by a Portfolio are valued at the last quoted sales price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

                            PERFORMANCE INFORMATION
                            -----------------------

The performance of a class of units of a Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond, stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of units may be compared to data prepared by Lipper Analytical Services, Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the Lehman Brothers Government Bond Index (or its two components, the Treasury Bond Index and the Agency Bond Index), the Lehman Brothers Corporate Bond Index, S&P Index, S&P/Barra Growth Index, the Russell Index, the EAFE Index, the Consumer Price Index or other unmanaged stock and bond indices, including, but not limited to, the J.P. Morgan Non-U.S. Government Bond Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industry companies listed on the New York Stock Exchange, and the market capitalization weighted Morgan Stanley Capital International Europe, Australia and Far East Index. Performance data as reported in national financial publications such as Money Magazine,

Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of units of a Portfolio.

The Portfolios calculate their total returns for each class of units on an "average annual total return" basis for various periods from the dates the respective Portfolios commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of units may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the units and assume that any dividends and capital gain distributions made by the Portfolio with respect to a class during the period are reinvested in the units of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Portfolios may also advertise from time to time the total return of one or more classes of units on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

The yield of a class of units in the Fixed Income Portfolios and the Balanced Portfolio is computed based on the net income of such class during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, a Portfolio's yield for a class of units is computed by dividing the per unit net income for the class during a 30-day (or one month) period by the net asset value per unit on the last day of the period and annualizing the result on a semi-annual basis.

The Small Company Index and International Equity Index Portfolios may advertise total return data without reflecting the .75% and 1.00% portfolio transaction fee, respectively, if, in accordance with the rules of the SEC, they are accompanied by average annual total return data reflecting this fee. Quotations which do not reflect the fee will, of course, be higher than quotations which do.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the performance of such units will be effectively reduced by the amount of such fees. For example, because Class A units bear the lowest servicing and transfer agency fees, the return of Class A units will be more than the return of other classes of units of the same Portfolio. See "Unitholder Servicing Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

The performance of each class of units of the Portfolios is based on historical earnings, will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that a unitholder's units, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to unitholders for a given period. Total return data should also be considered in light of the risks associated with a Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in a Portfolio will not be included in calculations of performance data.

                                 ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. As of the date of this Prospectus, the Trust offers seventeen separate series of units of beneficial interest representing interests in seventeen investment portfolios, thirteen of which are described in this Prospectus; the other series of units are described in a separate prospectus. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified four subseries (sometimes referred to as "Classes") of units in each Portfolio (other than the Short Duration Portfolio which has only been classified into one class of units): the Class A units, Class B units, Class C units and Class D units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other unit of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders. In addition, holders of each of the Class A, B, C and D units representing interests in the same Portfolio have equal voting rights except that only units of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As of March 1, 1997, The Northern Trust Company Thrift Incentive Plan owned
beneficially and of record   % and   % of the units of the Balanced Portfolio
and Focused Growth Portfolio, respectively. As of the same date, The Northern
Trust Company Pension Plan owned beneficially and of record   % and   % of the
units of the Diversified Growth Portfolio and Small Company Index Portfolio, respectively.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The term "majority of the outstanding units" of either the Trust or a particular Portfolio means the vote of the lesser of (i) 67% or more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is (800) 621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange. For 1997 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

The U.S. Treasury Index Portfolio is not sponsored, endorsed, sold or promoted by Lehman, nor does Lehman guarantee the accuracy and/or completeness of the Lehman Index or any data included therein. Lehman makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Lehman Index or any data included therein. Lehman makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Index or any data included therein.

                             ---------------------

The Equity Index Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

                             ---------------------

The International Equity Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley, nor does Morgan Stanley guarantee the accuracy and/or completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the EAFE Index or any data included therein. Morgan Stanley makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the EAFE Index or any data included therein.

                             ---------------------

The Small Company Index Portfolio is not sponsored, endorsed, sold or promoted by Russell, nor does Russell guarantee the accuracy and/or completeness of the Russell Index or any data included therein. Russell makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Russell Index or any data included therein. Russell makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Russell Index or any data included therein.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                              THE BENCHMARK FUNDS
                                4900 Sears Tower
                            Chicago, Illinois 60606

                               BALANCED PORTFOLIO
                             EQUITY INDEX PORTFOLIO
                          DIVERSIFIED GROWTH PORTFOLIO
                            FOCUSED GROWTH PORTFOLIO
                         SMALL COMPANY INDEX PORTFOLIO

                     INTERNATIONAL EQUITY INDEX PORTFOLIO
                        INTERNATIONAL GROWTH PORTFOLIO

     This Statement of Additional Information (the "Additional Statement") dated April 1, 1997 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Balanced Portfolio, Equity Index Portfolio, Diversified Growth Portfolio, Focused Growth Portfolio, Small Company Index Portfolio, International Equity Index Portfolio and International Growth Portfolio (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated April 1, 1997. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                      ------------------------------------
                                     INDEX

                                                              Page
                                                              ----
ADDITIONAL INVESTMENT INFORMATION                             B-3
     Investment Objectives and Policies                       B-3
     Investment Restrictions                                  B-18
ADDITIONAL TRUST INFORMATION                                  B-21
     Trustees and Officers                                    B-21
     Investment Adviser, Transfer Agent and Custodian         B-27
     Portfolio Transactions                                   B-33
     Administrator and Distributor                            B-37
     Unitholder Servicing Plan                                B-39
     Counsel and Auditors                                     B-41
     In-Kind Purchases                                        B-42
PERFORMANCE INFORMATION                                       B-42
TAXES                                                         B-50


     General                                                  B-51
     Taxation of Certain Financial Instruments                B-53
     Foreign Investors                                        B-55
     Conclusion                                               B-56
DESCRIPTION OF UNITS                                          B-56
OTHER INFORMATION                                             B-61
FINANCIAL STATEMENTS                                          B-61
APPENDIX A (Description of Bond Ratings)                      1-A
APPENDIX B (Futures Contracts)                                1-B

     No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


                       ADDITIONAL INVESTMENT INFORMATION


Investment Objectives and Policies

     The following supplements the investment objectives and policies of the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index, and International Growth Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

     Warrants.  The Balanced, Diversified Growth, Focused Growth,
     --------
International Equity Index and International Growth Portfolios may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its total assets, taken at market value, in warrants. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     U.S. Government Obligations.  Examples of types of U.S. Government
     ---------------------------
obligations that may be acquired by the Portfolios includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

     Foreign Securities.  Unanticipated political or social developments
     ------------------
may also affect the value of a Portfolio's investments in emerging market countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratio of the International Equity Index and International Growth Portfolios can be expected to be higher than those funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Foreign Currency Transactions.  In order to protect against a possible loss
     -----------------------------
on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Balanced, Diversified Growth, Focused Growth, International Equity Index and International Growth Portfolios are authorized to enter into forward currency exchange contracts. In addition, with respect to the International Equity Index and International Growth Portfolios, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return when Northern anticipates that the foreign currency will appreciate or depreciate in value. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the securities held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio may also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A separate account consisting of liquid assets equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the Portfolios' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price no higher than the Portfolio's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price as high as or higher than the Portfolio's price to buy the currency.

     Options.  Each Portfolio may buy put options and buy call options and
     -------
write covered call and secured put options. Such options may relate to particular securities, stock indices, financial instruments, or foreign currencies and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Portfolio's obligation to sell a security subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

     When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Supranational Bank Obligations.  The Balanced Portfolio may invest in
     ------------------------------
obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     Stripped Securities.  The Balanced Portfolio may purchase stripped
     -------------------
securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Balanced Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     The Prospectus discusses other types of stripped securities that may be purchased by the Portfolio, including stripped mortgage-backed securities.

     Asset-Backed Securities. The Balanced Portfolio may purchase asset backed
     -----------------------
securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage

Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

          Interest Rate and Currency Swaps.  The Balanced Portfolio may enter
          --------------------------------
into interest rate swaps for hedging purposes and not for speculation. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. The Portfolio will only enter into interest rate swaps on a net basis, i.e. the two payment streams are netted out, with the

Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

          The International Equity Index and International Growth Portfolios may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

          Inasmuch as interest rate and currency swaps are entered into for good faith hedging purposes, the Balanced, International Equity Index and International Growth Portfolios and Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolios' borrowing restrictions.

          The Balanced, International Equity Index and International Growth Portfolios will not enter into an interest rate swap or a currency swap, respectively, unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-l or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

          Futures Contracts and Related Options.  Each Portfolio may invest in
          -------------------------------------
futures contracts and may purchase and sell call and put options on futures contracts. The International Growth Portfolio may also invest in futures contracts for speculative purposes (to seek to increase total return). For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

          Real Estate Investment Trusts.  The Small Company Index Portfolio may
          -----------------------------
invest in equity real estate investment trusts ("REITs") that constitute a part of the Russell 2000 Small Stock Index. REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Portfolio to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Portfolio would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Portfolio bears directly in connection with its own operations.

          Securities Lending.  Collateral for loans of portfolio securities made
          ------------------
by a Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

          Forward Commitments, When-Issued Securities and Delayed Delivery
          ----------------------------------------------------------------
Transactions.  When a Portfolio purchases securities on a when-issued, delayed
------------
delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

          Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time
          ---------------------------------------------------------------------
Deposits and Bank Notes.  Commercial paper represents short-term unsecured
-----------------------
promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes usually represent senior debt of the bank which ranks pari passu with deposits and all other senior, unsecured obligations of the bank, except those required by law to be secured or subject to any priorities or preferences. Some states have "depositor preference" laws that give depositors of their state chartered banks priority over holders of bank notes and other general creditors. In addition, the U.S. Congress has adopted legislation which creates a Federal "depositor preference" law providing the claims of certain creditors of an insured depository institution (including its depositors) with priority over the claims of that institution's unsecured creditors (including holders of its notes) in the event of that institution's insolvency or other resolution. Bank notes are classified as "other borrowings" on bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer.

          Each Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

          Variable and Floating Rate Instruments.  With respect to the variable
          --------------------------------------
and floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

          Repurchase Agreements.  Each Portfolio may enter into repurchase
          ---------------------
agreements with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

          Reverse Repurchase Agreements.  Each Portfolio may borrow funds for
          -----------------------------
temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

          Pair-Off Transactions.  Subject to the requirements of the 1940 Act,
          ---------------------
the Balanced Portfolio may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by the Portfolio's paying or receiving the difference between the purchase and sale prices from the counter-party in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

          A pair-off transaction that it involves an initial sale by the Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing cash or U.S. Government securities at such a level that (a) the amount deposited in the account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security sold short and (c) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in this Additional Statement.

          The Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 5% of the value of the Portfolio's total assets.

          Although pair-off transactions represent a strategy that may be used by Northern in attempting to earn additional income for the Portfolio resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolio and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of the Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

          Investment Companies.  To the extent required by the 1940 Act and the
          --------------------
regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust. To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

          Risks Related to Lower-Rated Securities.  While any investment carries
          ---------------------------------------
some risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

          Because the market for lower-rated securities, at least in its present size and form, is relatively new, there remains some uncertainty about its performance level under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

          The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

          If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

          In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.



          The rating of S&P, Moody's, Duff and Fitch evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolio purchases. Because of this, the Portfolio's performance may depend more on its own credit analysis than is the case of mutual funds investing in higher-rated securities.

          In selecting convertible securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio's portfolio. Northern continuously monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.



          Yields and Ratings.  The yields on certain obligations, including the
          ------------------
instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

          Subject to the limitations stated in the Prospectus, if a portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines such retention is warranted.

          Portfolio Transactions.  Northern's Advisory Agreement with the Trust
          ----------------------
provides that in selecting brokers or dealers to place orders for transactions
(a) involving common and preferred stocks, Northern shall use its best judgment to obtain the best overall terms available and (b) involving bonds and other fixed income obligations, Northern shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

          Calculation of Portfolio Turnover Rate.  The portfolio turnover rate
          --------------------------------------
for the Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.



Investment Restrictions

          In addition to the fundamental investment restrictions disclosed in the Prospectus, each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding units.

No Portfolio may:

          (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

          (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

          (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

          (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

          (5) Invest in companies for the purpose of exercising control.

          (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

          (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Growth Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps; and pair-off transactions (except in the case of the International Growth Portfolio).

          (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation, and also except that with respect to the International Equity Index Portfolio, this investment restriction does not apply to securities of other investment companies.

          (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, in the case of the International Equity Index Portfolio, securities of other investment companies) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

          (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

          (11) Purchase the securities of any one issuer, (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, in the case of the International Equity Index Portfolios, securities of other investment companies) if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

                                        *     *     *

          In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

          Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Growth Portfolio and the International Equity Index Portfolio will use The Morgan Stanley Capital International industry classification titles). Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

          In addition, as a matter of fundamental policy, the International Equity Index and International Growth Portfolios will not issue senior securities except as stated in the Prospectus or this Additional Statement.

          Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.



                               ADDITIONAL TRUST INFORMATION
Trustees and Officers

Information pertaining to the Trustees and officers of the Trust is set forth below.


Name, Age                        Positions          Principal Occupation(s)
and Address                      with Trust         During Past 5 Years
-----------                      ----------         -------------------
William H. Springer, 67          Chairman          Vice Chairman of
Ameritech                           and             (a telecommunications holding
701 Morningside Drive             Trustee           company; February 1987 to
Lake Forest, IL 60045                               retirement in August 1992);
                                                    Vice Chairman, Chief Financial
                                                    and Administrative Officer, prior
                                                    thereto; Director, Walgreen Co.
                                                    (a retail drug store business);
                                                    Director of Baker, Fentress & Co.
                                                    (a closed-end, non-diversified
                                                    management investment company)
                                                    (April 1992 to present).


Edward J. Condon, Jr., 56        Trustee           Chairman of The Pardigm Group,
227 West Monroe Street                              Ltd. (a financial advisor) since July
Chicago, IL 60606.                                  1993. Vice President and Treasurer of
                                                    Sears, Roebuck and Co. (a retail
                                                    corporation) from February 1989 to July
                                                    1993. Within the last five years he
                                                    has served as a Director of: Sears
                                                    Roebuck Acceptance Corp.; Discover Credit
                                                    Corp.; Sears Receivables Financing
                                                    Group, Inc.; Sears Credit
                                                    Corp.; and Sears Overseas Finance N.V.

John W. English, 63              Trustee           Private Investor. Vice President and Chief
50-H New England Avenue                             Investment Officer of The Ford Foundation (a
P.O. Box 640                                        charitable trust) from 1981 until 1993.
Summit, NJ 07902-0640.                              Trustee:  The China Fund, Inc.; Paribas
                                                    Trust for the Institutions; Retail
                                                    Property Trust; Sierra Trust;
                                                    American Red Cross in Greater New York;
                                                    Mote Marine Laboratory; and United Board
                                                    for Christian Higher Education

                                                    in Asia.  Director: University
                                                    of Iowa Foundation; Blanton-and Health;
                                                    Peale Institutes of Religion Community
                                                    Foundation of Sarasota County; Duke
                                                    Management Company; and John
                                                    Ringling Centre Foundation.

James J. Gavin, Jr., 74        Trustee              Vice Chairman from January
161 Thorntree Lane                                  1985 to August 1987 and Senior
Winnetka, Illinois 60093                            Vice President-Finance and Chief
                                                    Financial Officer from 1975 to
                                                    January 1985 of Borg-Warner Corporation
                                                    (a diversified manufacturing company
                                                    also engaged in providing financial and
                                                    protective services). Director of Service
                                                    Corporation International (a funeral
                                                    service/cemetery company), Stepan
                                                    Corporation (a producer of basic and
                                                    intermediate chemicals), Borg-Warner
                                                    Industrial Products, Inc.  (a supplier of
                                                    advanced technology fluid transfer and
                                                    control equipment, systems and services).


Frederick T. Kelsey, 69        Trustee              Consultant to Goldman Sachs
3133 Laughing Gull Court                            from December 1985 through February 1988.
Johns Island,                                       Director of Goldman Sachs Funds Group and
South Carolina 29455.                               Vice President of Goldman Sachs from May
                                                    1981 until his retirement in November 1985.
                                                    President and Treasurer of the Trust
                                                    through August 1985. Trustee, various
                                                    management


Name, Age                        Positions          Principal Occupation(s)
and Address                      with Trust         During Past 5 Years
-----------                      ----------         -------------------
                                                    investment companies
                                                    affiliated with Kemper
                                                    Financial Companies.

Richard P. Strubel, 57       Trustee             President and Chief Executive
70 West Madison St                               Officer, Tandem Partners, Inc.
Suite 1400                                       (a diversified manufacturer
Chicago, IL 60602                                of fastening systems and
                                                 connectors)(since January
                                                 1984).

Paul Klug, 45                Vice                Vice President of Goldman
One New York Plaza           President           Sachs; Director of Proprietary
New York, NY 10004                               Mutual Funds of GSAM (since
                                                 February 1994); Chief
                                                 Operating Officer, Vista
                                                 Capital Management, Chase
                                                 Manhattan Bank (from January
                                                 1990 to February 1994).

Pauline Taylor, 50           Vice                Vice President of Goldman
4900 Sears Tower             President           Sachs; Co-Manager, Shareholder
Chicago, IL 60606                                Services of SGAM Funds Group
                                                 since June 1992. Consultant
                                                 since 1989. Senior Vice
                                                 President of Fidelity
                                                 Investments prior to 1989.

Nancy L. Mucker, 47          Vice                Vice President, Goldman Sachs
4900 Sears Tower             President           and Manager of Shareholder
Chicago, IL 60606                                Services for GSAM Funds Group
                                                 (since November 1989).

John W. Mosior, 58           Vice                Vice President, Goldman Sachs
4900 Sears Tower             President           and Manager of Shareholder


Chicago, IL 60606                                Services for GSAM Funds
                                                 Group (since November 1989).

Scott M. Gilman, 37          Treasurer           Director, Mutual Funds Admin-
One New York Plaza                               istration, Goldman Sachs Asset
New York, NY 10004                               Management (since April 1994),
                                                 Assistant Treasurer, Goldman
                                                 Sachs Funds Management, Inc.
                                                 (since March 1993); Vice
                                                 President, Goldman Sachs (since
                                                 March 1990).


Name, Age                       Positions      Principal Occupation(s)
and Address                     with Trust     During Past 5 Years
---------------------------  ----------------  -------------------

Michael J. Richman, 36       Secretary         Associate General Counsel, 85
Broad Street                                   Goldman Sachs Asset Management
New York, NY 10004                             (since February 1994); Vice
                                               President and Assistant General
                                               Counsel of Goldman Sachs (since
                                               June 1992); Counsel to the
                                               Funds Group, GSAM (since
                                               June 1992);Partner, Hale and
                                               Dorr (September 1991 to
                                               June 1992).

Howard B. Surloff, 31        Assistant         Vice President and Assistant
85 Broad Street              Secretary         General Counsel, Goldman Sachs
New York, NY 10004                             (since November 1993 and May
                                               1994, respectively); Counsel
                                               to the Funds Group, Goldman
                                               Sachs Asset Management (since
                                               November 1993); Formerly
                                               Associate of Shereff Friedman,
                                               Hoffman & Goodman (prior
                                               thereto).

Steven E. Hartstein, 33      Assistant         Legal Products Analyst, Goldman
85 Broad Street              Secretary         Sachs (June 1993 to present);
New York, NY  10004                            Funds Compliance Officer,
                                               Citibank Global Asset Management
                                               (August 1991 to June 1993); Legal
                                               Assistant, Brown & Wood (prior
                                               thereto).

Deborah A. Robinson 25       Assistant        Administrative Assistant, Goldman
85 Broad Street              Secretary        Sachs since January 1994. Formerly
New York, NY  10004                           at Cleary, Gottlieb, Steen &
                                              Hamilton.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substan-tially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Mucker, Taylor and Robinson hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement, Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1996:


                                                 Pension or
                                                 Retirement
                                                 Benefits       Total Compensation
                                Aggregate        Accrued as     from Registrant and
                               Compensation      Part of        Fund Complex Paid to
Name of Trustee              from Registrant  Trust's Expenses        Trustees
---------------------------  ---------------  ----------------  --------------------
William H. Springer          $                $                          $0
Edward J. Condon, Jr.        $                $                          $0
John W. English              $                $                          $0
James J. Gavin               $                $                          $0
William B. Jordan*           $                $                          $0
Frederick T. Kelsey          $                $                          $0
Richard P. Strubel           $                $                          $0

*  Retired as of December 31, 1995.

** Interest from deferred compensation

Investment Adviser, Transfer Agent and Custodian

     Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1996, Northern had over $_____ billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

     Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Portfolios. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions (a) on common and preferred stocks, Northern shall use its best judgment to obtain the best overall terms available, and (b) on bonds and other fixed income obligations, Northern shall attempt to obtain best net price and execution. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

     Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best overall terms available with respect to common and preferred stock, and best net price and execution with respect to bonds and other fixed income obligations. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at is discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

     The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an

Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors;
(10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15% of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

     Under its Custodian Agreement (and in the case of the International Growth Portfolio and International Equity Index Portfolio, its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of the Foreign Custody Agreement, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Foreign Custody Agreement provides that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint an agent to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of such an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolio's foreign securities.

     As compensation for the services rendered to the Trust by Northern as Custodian with respect to each Portfolio except the International Growth Portfolio and International Equity Index Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

     As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International

Growth Portfolio and International Equity Index Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $35,000 annually for the International Growth Portfolio and International Equity Index Portfolio, plus (ii) 9/100th of 1% annually of the Portfolios' average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating.

     Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Growth Portfolio and International Equity Index Portfolio, the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1998 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was:


                                      1996         1995         1994
                                      ----         ----         ----
Balanced Portfolio (1)                         $  181,249   $  118,582
Equity Index Portfolio (2)                        380,061      265,647
Diversified Growth Portfolio (2)                  845,029    1,019,000
Focused Growth Portfolio (1)                      609,180      389,125
Small Company Index Portfolio (2)                 172,085      148,538
International Growth Portfolio (3)              1,180,413      648,520

--------------------
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

For the same fiscal periods ended November 30 as indicated, Northern waived advisory fees as follows:


                                       1996          1995       1994
                                       ----          ----       ----
Balanced Portfolio (1)                             $108,249   $ 71,150
Equity Index Portfolio (2)                          760,122    531,397
Diversified Growth Portfolio (2)                    384,104    463,246
Focused Growth Portfolio (1)                        228,443    145,930
Small Company Index Portfolio (2)                   172,085    148,544
International Growth Portfolio (3)                  295,103    161,282
                                                   --------   --------

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

          For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:

                                       1996          1995     1994
                                       ----          ----     ----
Balanced Portfolio (1)                             $ 3,624  $ 2,372
 Equity Index Portfolio (2)                         40,881   26,570
 Diversified Growth Portfolio (2)                   15,548   18,530
 Focused Growth Portfolio (1)                        7,810    4,864
 Small Company Index Portfolio (2)                   8,647    7,427
International Growth Portfolio (3)                  14,784    8,107

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

          For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and in the case of the International Growth Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:

                                       1996          1995     1994
                                       ----          ----     ----
Balanced Portfolio (1)                            $ 25,924  $ 24,023
Equity Index Portfolio (2)                         126,649   108,000
Diversified Growth Portfolio (2)                    34,074    30,346
Focused Growth

Portfolio (1)                                    25,698      19,578
Small Company Index Portfolio (2)                65,810     120,118
International Growth Portfolio (3)              160,492      17,124


___________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

          Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

          Goldman Sachs is also an active investor, dealer and/or underwriter in many types of stocks, bonds and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

          In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

Portfolio Transactions

          To the extent that a Portfolio effects brokerage transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern or its manager, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio.

For the fiscal periods ended November 30 as indicated each Portfolio paid brokerage commissions as follows:


Total           Total      Brokerage
Fiscal        Brokerage    Amount of   Commissions
Year            Total     Commissions  Transactions     Paid
Ended         Brokerage     Paid to      On Which    to Brokers
November     Commissions  Affiliated   Commissions   Providing
30, 1996:    Paid         Persons      Paid          Research
---------    ----         -------      ----          --------
(* 10 moved from here; text not shown)
Balanced     $            $            $             $
Portfolio

Equity
Index
** 3 Portfolio

Focused
Growth
** 4 Portfolio

Diversified
Growth
** 5 Portfolio

Small
Company
Index
Portfolio

International
Growth
Portfolio

(*)  Percentage of total commissions paid

** 6 (**)      Percentage of total amount of transactions involving the payment
of commissions     effected through affiliated persons.

                                               Total          Brokerage
Fiscal                         Total Brokage   Amount of      Commissions
Year             Total         Commissions     Transactions   Paid
Ended            Brokerage     Paid to         On Which       to Brokers
November         Commissions   Affiliated      Commissions    Providing
30, 1995:        Paid          Persons         Paid           Research
---------------  ----          -------         ----           -----------
Balanced         $   45,837   $0              $  24,906,175    $     39,287
Portfolio

Equity              112,575    0                152,546,455         112,575
Index
Portfolio

Focused             192,628    0                111,053,831         146,993
Growth
Portfolio

Diversified         438,884    3,360            248,311,354         367,010
Growth                         (.76%)*          (.51%)**
Portfolio

Small               102,688    0                 58,429,480          51,692
Company
Index
Portfolio

International     2,121,410    4,425            575,340,692         787,039
Growth                         (.21%)*          (.36%)**
Portfolio


(*)  Percentage of total commissions paid

(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.


                               Total         Total         Brokerage
Fiscal                         Brokerage     Amount of     Commissions
Year             Total         Commissions   Transactions  Paid
Ended            Brokerage     Paid to       On Which      to Brokers
November         Commissions   Affiliated    Commissions   Providing
30, 1994:        Paid          Persons       Paid          Research
---------------  -----------  ------------  ------------  ----------
Balanced           $  37,199  $    0 (0%)*  $ 20,763,184      23,386
Portfolio                                   (0%)**

Equity               100,947   322 (.32%)*   191,367,381      70,919
Index                                       (.08%)**
Portfolio

Diversified          357,742       0 (0%)*   220,310,149     267,491
Growth                                      (0%)**
Portfolio

Focused              118,543       0 (0%)*   100,491,832      96,058
Growth                                      (0%)**
Portfolio

Small              $ 188,410  $    0 (0%)*  $110,249,401     114,478
Company                                     (0%)**
Index
Portfolio

International      $ 843,097  $194 (.02%)*  $205,832,703           0
Growth                                      (.04%)**

Portfolio***

(*)   Percentage of total commissions paid
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

(***) For the period March 28, 1994 through November 30, 1994.

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{* 9 moved from here; text not shown}




{* 3 moved from here; text not shown}


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{* 6 moved from here; text not shown}

During the fiscal year ended November 30, 1996, the Equity Index
Portfolio acquired and sold securities of Merrill Lynch & Co., Inc, Salomon Brothers, Inc., Morgan Stanley Group, Inc., and J.P. Morgan & Co., Inc., each a regular broker/dealer. At November 30, 1996, the Equity Index Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Merrill Lynch with an aggregate value of $1,057,000, Salomon Brothers with an aggregate value of $418,000, Morgan Stanley with an aggregate value of $716,000, and J.P. Morgan with an aggregate value of $1,594,000.

          During the fiscal year ended November 30, 1996, the International Equity Portfolio acquired and sold securities of Nomura Securities Co., Ltd., a regular broker/dealer. At November 30, 1996, the International Equity Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Nomura Securities with an aggregate value of $1,674,000.

Administrator and Distributor

          Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs, (3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and
(4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

          For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:


                                     1996            1995      1994
                                     ----            ----      ----
Balanced Portfolio (1)                           $ 36,250  $ 23,716
 Equity Index Portfolio (2)                       380,061   265,699
Diversified Growth Portfolio (2)                  153,642   185,295
Focused Growth Portfolio (1)                       76,148    48,643
Small Company Index Portfolio (2)                  86,043    74,272
International Growth Portfolio (3)                147,552    81,070
-----------

(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

For the fiscal periods ended November 30 as indicated, Goldman Sachs has voluntarily agreed to waive a portion of its Administration Fee for each Portfolio resulting in an effective fee of .10% of the average daily net assets for each Portfolio. The effect of these waivers by Goldman Sachs were:


                                     1996           1995      1994
                                     ----         --------  --------
Balanced Portfolio (1)                            $ 54,375  $ 34,000
Equity Index Portfolio (2)                         229,985   232,849
 Diversified Growth Portfolio (2)                  176,821   192,499
Focused Growth Portfolio (1)                       114,221    72,967
Small Company Index Portfolio (2)                  129,064   111,408
International Growth Portfolio (3)                 173,776   187,000

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

          In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. There have been no waivers pursuant to this agreement during the last three fiscal periods.

          Goldman Sachs has voluntarily agreed to reimburse the Portfolios for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .25% of the International Growth Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated were to reduce the expenses of each Portfolio by:


                                     1996           1995      1994
                                     ----           ----      ----
Balanced Portfolio (1)                            $ 79,928  $104,929
Equity Index Portfolio (2)                         194,615   208,610
 Diversified Growth Portfolio (2)                  100,038   118,579
Focused Growth Portfolio (1)                        87,261    91,040
Small Company Index Portfolio (2)                  116,594   132,794
International Growth Portfolio (3)                   N/A       N/A

_____________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.



          Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the agreement is approved annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the

Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

          The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

          The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.


Unitholder Servicing Plan

          As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, beneficially owned by such Customers or investors.

          For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:


                                     1996       1995      1994
                                     ----       ----      ----
Balanced Portfolio
    Class B                                     N/A        N/A
    Class C                                     N/A        N/A
    Class D                                     N/A        N/A
Equity Index Portfolio
    Class B                                     N/A        N/A
    Class C (1)                               $4,339.08    N/A
    Class D (2)                                  479.72  $ 0.34

Diversified Growth Portfolio
     Class B                                  N/A        N/A
     Class C                                  N/A        N/A
     Class D (2)                           326.04      10.94
Focused Growth Portfolio
     Class B                                  N/A        N/A
     Class C                                  N/A        N/A
     Class D (3)                           436.94        N/A
Small Company Index Portfolio
     Class B                                  N/A        N/A
     Class C                                  N/A        N/A
     Class D (4)                            44.71        N/A
**11 International Growth Portfolio
     Class B                                  N/A        N/A
     Class C                                  N/A        N/A
     Class D (5)                             4.25       0.20

(1)  Commenced operations on September 29, 1995.
(2)  Commenced operations on September 14, 1994.
(3)  Commenced operations on December 8, 1994.
(4)  Commenced operations on December 11, 1994.
(5)  Commenced operations on November 16, 1994.

     Services provided by or arranged to be provided by Institutions under their Servicing Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing confirmations to Customers or other investors in accordance with applicable law; (5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust;
(10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors; (11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Servicing Agreement; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

     The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan"), which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.

Counsel and Auditors

     Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

     Ernst & Young LLP, independent auditors, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

In-Kind Purchases

     Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


                            PERFORMANCE INFORMATION

     Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                 ERV
                           T = (-----)(1/n power) - 1
                                  P

Where:    T =  average annual total return.

          ERV =   ending redeemable value at the end of the applicable period
          (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

          P =  hypothetical initial payment of $1,000.

          n =  period covered by the computation, expressed in terms of years.

     Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                  ERV
                           T = [(-----)] - 1
                                   P


     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date, (2) all recurring fees charged to all unitholder accounts are included, and (3) the portfolio transaction fee is taken into account for purchases of units of the Small Company Index Portfolio and the International Equity Index Portfolio. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     The average annual total return and the aggregate total return advertised by a Portfolio may include, for periods prior to the commencement of the Portfolio's operations, the performance of a predecessor collective fund adjusted to reflect the higher estimated fees and expenses applicable to such Portfolio's Class A Units at the time of their inception. Although all such predecessor collective funds were managed by Northern in a manner and pursuant to investment objectives that were equivalent in all material respects to the management and investment objectives of the corresponding Portfolios, such predecessor collective funds were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by the 1940 Act. If they had been registered under the 1940 Act, performance might have been adversely affected. The average annual total return and the aggregate total return advertised by a Portfolio for a particular class of units may also include, for the periods prior to the inception of such class, the performance of the Portfolio's Class A Units. Because the fees and expenses of Class C and Class D Units are, respectively, 0.24% and 0.39% higher than those of Class A Units, actual performance for periods prior to the inception of Class C and Class D Units would have been lower if such higher fees and expenses had been taken into account.

Average Annual Total Returns for Periods Ended November 30, 1996


                             1 Year    5 Year    10 Year    Since Inception

Bond/1/

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class C
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Short-Intermediate
     Bond/2/

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursemets

w/o fee waivers and
expense reimbursements

US Treasury Index/3/
Inception 1-1-87

Class A
with fee waivers and
expense reimbursements
w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Short Duration
Inception 6-2-93

with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

US Government Securities/4/
Inception 4-5-93

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

International Bond/5/
Inception 3-28-94

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Diversified Growth/6/
Class A
with fee waivers and
expense reimbursements
w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Focused Growth
Inception 7-1-93

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Equity Index/7/
Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class C
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Small Company Index/8/
Inception 8-1-88

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

International Growth/9/
Inception 7-1-90

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Class D
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

Balanced
Inception 7-1-93

Class A
with fee waivers and
expense reimbursements

w/o fee waivers and
expense reimbursements

----------------------

1. For Class A, C and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class C and D Units, performance data from January 11, 1993 to July 3, 1995 (commencement of Class C Units) and September 14, 1994 (commencement of Class D Units), respectively, is that of

     Class A Units. Because fees and expenses of Class C and Class D Units are ____% and ____%, respectively, higher than those of Class A Units, actual performance would have been lower had such fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

2. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to September 14, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

3. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to November 16, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from January 1, 1987 and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

4. For Class D Units, performance data prior to September 15, 1994 (commencement of Class D Units) is that of Class A Units. Because fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account.

5. For Class D Units, performance data prior to November 22, 1995 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account.

6. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to September 14, 1994

     (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

7. For Class A, C and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class C and D Units, performance data from January 11, 1993 to September 29, 1995 (commencement of Class C Units) and September 14, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Because fees and expenses of Class C and Class D Units are ____% and ____%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

8. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to December 11, 1994, (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from August 1, 1988 and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

9. For Class A and Class D Units, performance data prior to March 28, 1994 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from March 28, 1994 to November 16, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from July 1, 1990 (the date such fund was first managed in a manner and pursuant to investment objectives in all material respects equivalent to the management and investment objective of the Portfolio) and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

The Balanced Portfolio calculates its 30-day (or one month) standard yield as described in the Prospectus for a class of units in accordance with the method prescribed by the SEC for mutual funds:

                                           a-b
                                Yield = 2[(---- + 1)/6/ - 1]
                                            cd

        Where:  a = dividends and interest earned during the period.

                b = expenses accrued for the period (net of reimbursements).

                c = the average daily number of units outstanding during the period that were entitled to receive dividends.

                d =  maximum offering price per unit on the last of the period.

     For the 30 day period ended November 30, 1996, the annualized yield of the Class A units was ____%. During such period, Goldman Sachs reimbursed expenses to the Portfolio and voluntarily agreed to reduce a portion of its administration fees under "Additional Trust Information - Administrator and Distributor", and Northern waived a portion of its investment advisory fees with respect to the Portfolio. In the absence of such advisory and administration fee reductions and expense limitations, the 30-day yield for Class A units would have been 2.13%.

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the Portfolio will be lower than the quotations for Class A units of the Portfolio which will not bear any fees for unitholder support services and will bear minimal transfer agency fees.

                                     TAXES

     The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

General

     Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units.

     In the case of corporate unitholders, distributions of a Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000 and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15 million and $18,333,333).

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

     Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."



Taxation of Certain Financial Instruments

     Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that the Portfolios must distribute to their respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test described above.

     Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but, in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

     A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

     Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.



Foreign Investors

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

Conclusion

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                             DESCRIPTION OF UNITS

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trust may hereafter create series in addition to the Trust's seventeen existing series, which represent interests in the Trust's seventeen respective portfolios, seven of which are discussed in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of the Trust's Non-Money Market Portfolios (except the Short Duration Portfolio): Class A, B, C and D units. Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days
(a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

     The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

     As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

     Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.

     As of March 1, 1997 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the Portfolios as of March 1, 1997:


                                                  Number      Percentage
                                                    of        Outstanding
                                                   Units      Units
                                                   -----      -----------
BALANCED PORTFOLIO
       The Northern Trust Company
        Thrift Incentive Plan
       Retirement Trust for Employees
        of Tetra Pak Inc.

DIVERSIFIED GROWTH PORTFOLIO
       The Northern Trust Company
        Pension Plan

EQUITY INDEX PORTFOLIO
       The Northern Trust Company
         Thrift Incentive Plan
       Libby-Owens-Ford Company
         Savings Trust
       The Northern Trust Company
         Pension Plan
       Presbyterian Healthcare
         Service
       American Bankers Association


                                                  Number      Percentage
                                                    of        Outstanding
                                                   Units      Units
                                                   -----      -----------

FOCUSED GROWTH PORTFOLIO
     The Northern Trust Company
      Thrift Incentive Plan
     Doe Run Resources Corporation
       Retirement Plan
     Rexene Corporation
       Retirement Plan
     Graham Foundation for Advanced
       Studies in the Fine Arts


SMALL COMPANY PORTFOLIO
     The Northern Trust Company
       Pension Plan
     Doe Run Resources Corporation
       Retirement Plan
     Tuthill Corporation Master
       Retirement Trust


INTERNATIONAL GROWTH PORTFOLIO
     The Northern Trust Company
       Pension Plan
     First National Bank of
       North Dakota
     Global Industrial Technologies, Inc.
       Master Retirement Trust
     Doe Run Resources Corporation
       Retirement Plan

                               OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolios, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the Annual Report for the fiscal year ended November 30, 1996 are hereby incorporated herein by reference and attached hereto. No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.

                                   APPENDIX A

Description of Bond Ratings

          The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:

          AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

          BB and B-Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

          To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                      1-A

          S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

          The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

          Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A-Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa-Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba and B-Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.

          The foregoing ratings for corporates and municipal long-term debt are sometimes presented in parenthesis preceded with a "con" indicating the bonds are rated conditionally. Such

                                      2-A
parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bond.

          The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long term debt:

          AAA-Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA-Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          A-Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

          BBB-Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

          BB and B-Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

          To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

          The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:

          AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds related in the "AAA"


                                      3-A
          and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          BB and B-Bonds considered to be speculative investments with respect to the timely payment of principal and interest in accordance with the terms of the obligation.

          To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


Description of Municipal Note Ratings

     The following summarizes the two highest ratings by S&P for short-term municipal notes:

     SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2-Satisfactory capacity to pay principal and interest.

          The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

                                      4-A

          The two highest rating categories of D&P for short-term debt are D1
and D2.   D&P employs three designations, D1+, D1 and D1-, within the highest rating category. D1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for new municipal notes.

Description of Commercial Paper Ratings

          Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers or related supporting institutions rated Prime-2 are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The following summarizes the highest ratings used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      5-A

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

     D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.

                                      6-A

                                   APPENDIX B

As stated in their Prospectus, the Portfolios may enter into certain futures transactions and options. Such transactions are described in this Appendix.


I.  Interest Rate Futures Contracts

    Use of Interest Rate Futures Contracts.  Bond prices are established
    --------------------------------------
in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts. Futures contracts can also be used for nonhedging (speculative) purposes by a Portfolio as described in the Prospectus.

     Description of Interest Rate Futures Contracts.  An interest rate
     ----------------------------------------------
futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                                      1-B

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before a settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of a sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Index Futures Contracts

     General. A stock or bond index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.

     A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures

                                      2-B
position may be terminated without a corresponding purchase of securities.

     In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III.   Futures Contracts on Foreign Currencies (International
       Equity Index and International Growth
       Portfolios)

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio in anticipation of fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

IV.  Margin Payments

     Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have

                                      3-B
increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts

     There are several risks in connection with the use of futures by the Portfolios. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred,

                                      4-B
the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

     When futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will generally not be sold until the futures contract can be terminated. In such circumstances, an increase


                                      5-B
in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.

     Futures purchased or sold by the International Growth and International Equity Portfolios (and related options) may be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transaction, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

                                      6-B

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the investments of the International Growth Portfolio and International Equity Index Portfolio in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  Options on Futures Contracts

     The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of any instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the

                                      7-B
purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                      8-B

                               OTHER INFORMATION


Item 24.Financial Statements and Exhibits
        ---------------------------------


(a) Financial Statements


Included in the Fixed Income and Equity Portfolios Prospectus:
Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations through November 30, 1993 (November 30, 1994, with respect to the International Bond and International Growth Portfolio) and for the years ended November 30, 1994 and November 30, 1995 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond Portfolios, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios.


-----------------------------
1 Balanced and Focused Growth Portfolios commenced investment operations on July 1, 1993. Short Duration Portfolio commenced investment operations on June 2, 1993. U.S. Government Securities Portfolio commenced operations on April 5, 1993. Short-Intermediate Bond, U.S. Treasury Index, Bond, Equity Index, Diversified Growth and Small Company Index Portfolios commenced investment operations on January 11, 1993. International Bond and International Growth Portfolios commenced investment operations on March 28, 1994.

(i)Included in the Statements of Additional Information

Statement of Investments as of November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, and International Bond Portfolios.

Statements of Assets and Liabilities as of November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, and International Bond Portfolios.


Statement of Operations for the year ended November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, and International Bond Portfolios.


Statement of Changes in Net Assets for the year ended November 30, 1995 for the Balanced, Diversified Growth, Equity Index, Focused Growth, Small Company Index, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, and Bond Portfolios, for the year ended November 30, 1994 for the Balanced, Diversified Growth, Equity Index, Focused Growth, Small Company Index, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, and Bond Portfolios and for the period ended November 30, 1994 for the International Growth and International Bond Portfolios.

(b)Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), to Post-Effective Amendment No. 4 to such Registration Statement (Reference E), to Post-Effective Amendment No. 7 to such Registration Statement (Reference F), to Post-Effective Amendment No. 11 to such Registration Statement (Reference G), to Post-Effective Amendment No. 12 to such Registration Statement (Reference H), to Post-Effective Amendment No. 13 to such Registration Statement

(Reference I), to Post-Effective Amendment No. 16 to such Registration Statement (Reference J), to Post-Effective Amendment No. 17 to such Registration Statement (Reference K), to Post-Effective Amendment No. 19 to such Registration Statement (Reference L), to Post-Effective Amendment No. 20 to such Registration Statement (Reference M), to Post-Effective Amendment No. 21 to such Registration Statement (Reference N), to Post-Effective Amendment No. 22 to such Registration Statement (Reference O) , to Post-Effective Amendment No. 23 to such Registration Statement (Reference P), to Post-Effective Amendment No. 25 to such Registration Statement (Reference Q), to Post-Effective Amendment No. 26 to such Registration Statement (Reference R), to Post-Effective Amendment No. 27 to such Registration Statement (Reference S), to Post-Effective Amendment No. 28 to such Registration Statement (Reference T) and to Post Effective Amendment No. 32 to Such Registration Statement (Reference U).

1 -      Agreement and Declaration of Trust dated July 15, 1982   (Reference A).

1(a)-    Amendment No. 1 dated November 22, 1982 to Agreement and   Declaration
         of Trust (Reference A).

1(b)-    Amendment No. 2 dated April 21, 1983 to Agreement and
         Declaration of Trust (Reference B).

1(c)-    Amendment No. 3 dated May 19, 1983 to Agreement and
         Declaration of Trust (Reference B).

1(d)-    Amendment No. 4 dated May 19, 1983 to Agreement and
         Declaration of Trust (Reference B).

1(e)-    Amendment No. 5 dated May 19, 1983 to Agreement and
         Declaration of Trust (Reference B).

1(f)-    Amendment No. 6 dated December 19, 1983 to Agreement and   Declaration
         of Trust (Reference D).

1(g)-    Amendment No. 7 dated August 23, 1985 to Agreement and
         Declaration of Trust (Reference E).

1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of Trust (Reference H).

1(i)-    Amendment No. 9 dated October 1, 1990 to Agreement and
         Declaration of Trust (Reference H).

1(j)-    Amendment No. 10 to Agreement and Declaration of Trust
         (Reference I).

1(k)-    Amendment No. 11 to Agreement and Declaration of Trust
         (Reference J).

1(l)-    Amendment No. 12 to Agreement and Declaration of Trust
(Reference L).

1(m)-    Amendment No. 13 to Agreement and Declaration of Trust
         (Reference P).

1(n)-    Amendment No. 14 dated July 11, 1995 to Agreement and
         Declaration of Trust (Reference U).

2-       By-Laws of the Registrant (Reference A).

2(a)-    Amendment dated May 9, 1983 to Section 2.3 of the By-
         Laws (Reference B).

2(b)- Amendment dated April 21, 1983 to Sections 1.1 and 5.3 of the By-Laws (Reference D).

2(c)-    Amendment dated August 29, 1983 to Section 6.3 of the
         By-Laws (Reference D).

2(d)-    Amendment dated December 19, 1983 to Sections 1.1 and
         5.3 of the By-Laws (Reference D).

2(e)-    Amendment dated January 26, 1987 to Section 3.7 of the
         By-Laws (Reference F).

3-       Not Applicable.

4-       Not Applicable.

5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company (Reference H).

5(a)- Addendum No. 1 to Advisory Agreement between and The Northern Trust Registrant Company (Reference I).

5(b)- Addendum No. 1, dated June 8, 1992 to Investment Advisory Agreement, dated October 5, 1990, between The Northern Trust Company and the Registrant (Reference J)

5(c)- Addendum No 2. to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference K).

5(d)- Addendum No.3 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference K).

5(e)- Addendum No. 4 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference S).

6- Distribution Agreement dated June 8, 1992 Registrant and Goldman, Sachs & Co. (Reference I).

6(a)- Addendum No. 1 to Distribution Agreement between the Registrant and Godman, Sachs & Co. (Reference K).

6(b)- Addendum No. 2 to Distribution Agreement between the Registrant and Godman, Sachs & Co. (Reference L).

6(c)- Form of Addendum No. 3 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference T).

7-       Not Applicable.

8- Custodian Agreement dated June 8, 1992 between Registrant and The Northern Trust Company (Reference I).

8(a)- Addendum No. 1 to Custodian Agreement between the Registrant and The Northern Trust Company (Reference J).

8(b)- Addendum No. 2 to Custodian Agreement between Registrant and The Northern Trust Company (Reference L).

8(c)- Foreign Custody Agreement between the Registrant and The Northern Trust Company (Reference T).

9- Agreement and Plan of Reorganization between Registrant and The Benchmark Tax-Exempt Fund (Reference G).

9(a)- Revised and Restated Transfer Agency Agreement between Registrant and The Northern Trust Company, dated January 8, 1993 (Reference J).

9(b)- Addendum No. 1 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference L).

9(c)- Addendum No. 2 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference S).

9(d)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

9(e)- Amendment dated August 1, 1992 to Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference J).

9(f)- Addemdum No. 1 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference K).

9(g)- Addendum No. 2 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Refernce L).

9(h)- Addendum No. 3 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference S).

12-      Not Applicable.

13-      Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(a)- Amendment No. 1 to Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(b)- Amendment No. 2 to Subscription Agreement with Goldman Sachs & Co. (Reference C).

13(c)- Amendment No. 3 to Subscription Agreement with Goldman, Sachs & Co. (Reference E).

14-      Not Applicable.

15-      Servicing Agreement (Reference T).

16- Schedule for computation of performance data for Equity Index Portfolio, Diversified Growth Portfolio, U.S. Treasury Index Portfolio, Short-Intermediate Bond Portfolio and Bond Portfolio (Reference L).

16(a)- Schedule for computation of performance data for Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and California Municipal Portfolio (Reference M).

16(b)- Schedule for computation of performance data for U.S. Government Securities Portfolio (Refernce N).

16(c)- Schedule for computation of performance data for Short Duration Portfolio (Refernce O).

16(d)- Schedule for computation of performance data for Balanced Portfolio, Diversified Growth Portfolio, Equity Index Portfolio, Focused Growth Portfolio and Small Company Index Portfolio (Reference Q).

18-   Plan entered into by Registrant pursuant to Rule 18f-3 (Reference U).

Item 25.    Persons Controlled by or Under Common Control with Registrant
            -------------------------------------------------------------

            Registrant is controlled by its Board of Trustees.

Item 26.    Number of Holders of Securities
            -------------------------------


                                                  Number of Record
                                                   Holders as of
Title of Class                                    January 10, 1997
--------------                                    ----------------

                                             Class A    Class C  Class D
                                             -------    -------  -------
Equity Index Portfolio Units............       1          1        1
Small Company Index Portfolio Units.....       1          1        1
Diversified Growth Portfolio Units .....       1         N/A       1
Focused Growth Portfolio Units .........       1          1        1
U.S. Treasury Index Portfolio Units....        1          1        1
U.S. Government Securities Portfolio....       1         N/A       1
Short-Intermediate Bond Portfolio Units.       1         N/A       1
Bond Portfolio Units ..................        1          1        1
Short Duration Portfolio Units ........        1          1       N/A
Balanced Portfolio Units ..............        1          1        1
International Growth Portfolio Units ..        1          1        1
International Bond Portfolio Units .....       1         N/A       1

Item 27.  Indemnification
          ---------------

Section 6.4, 6.5 and 6.6 of the Registrant's Agreement and Declaration of Trust provide for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Registrant's Registration Statement on Form N-1 as initially filed and a copy of Section 6.5 thereof (as amended) was filed as
Exhibit 1(d) to Pre-Effective Amendment No. 1 to such Registration Statement.

Paragraph 7 of the Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory Agreement is filed as Exhibit 5(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.

Paragraph 7 of the Administration Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Administration Agreement was filed as Exhibit 17(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

A mutual fund and trustee and officer liability policy purchased jointly by the Registrant and other investment companies advised and/or distributed by Goldman, Sachs & Co. insures such persons and their respective Trustees, partners, officers and employees, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since June 1, 1990, as well as the capacity in which such person was connected.


                            Name and Principal        Connection
Name and Position           Business Address          with
with Investment Adviser     of Other Company          Other Company
-------------------------  --------------------      --------------

Dolores E. Cross           Northern Trust Corp-      Director
                           oration

                           Chicago State             President
                           University
                           95th Street at
                           King Drive
                           Chicago, IL 60643

John R. Goodwin            None
Vice President

Robert S. Hamada           The University            Edward Eagle
Director                   of Chicago                Brown
                           Graduate School of        Distinguished
                           Business                  Service
                           1101 East 58th Street     Professor of
                           Chicago, IL  60637        Finance and
                                                     Dean

                           Northern Trust            Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           A.M. Castle & Co.         Director
                           3400 North Wolf Road
                           Franklin Park, IL  60131


                           Chicago Board of Trade Director
                           141 West Jackson
                           Boulevard
                           Chicago, IL  60604


Barry G. Hastings          Northern Trust                   President &
President & Chief          Corporation                      Chief Operating
Operating Officer &        50 S. LaSalle Street             Officer &
Director & Former          Chicago, IL 60675                Director
Vice Chairman and
Senior                     Northern Trust                   Director
Executive Vice             Securities, Inc.
President
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           Northern Trust of                Director
                           California Corporation
                           155 S. Grand Avenue
                           Los Angeles, CA 90017


                           Name and Principal               Connection
Name and Position          Business Address                 with
with Investment Adviser    of Other Company                 Other Company
-------------------------  ------------------------         ---------------

Barry G. Hastings


Northern Trust             Vice Chairman
(cont'd)                   of Florida                of the Board
                           Corporation               & Director
                           700 Brickell Avenue
                           Miami, Fl 33131

                           Nortrust Realty           Director
                           Management, Inc.
                           50 South LaSalle Street
                           Chicago, Il 60603

Robert A. Helman           Mayer, Brown & Platt      Partner
Director                   190 S. LaSalle Street
                           Chicago, IL 60603

                           Northern Trust            Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           Chicago Stock Exchange    Governor
                           One Financial Plaza
                           440 S. LaSalle St.
                           Chicago, Il 60605

                           The Horsham               Director
                           Corporation
                           24 Hazelton Avenue
                           Toronto, Ontario,
                           Canada


                           M5R 2E2

                           Alberta Natural Gas       Director
                           Company, Ltd.
                           2900, 240 Fourth
                           Ave., N.W.
                           Calgary, Alberta
                           Canada T2P 4L7

                           Brambles USA, Inc.        Director
                           400 N. Michigan Avenue
                           Chicago, IL  60611

Arthur L Kelly             KFD Enterprises Ltd.      Managing
Director                   135 S. LaSalle Street     Partner
                           Chicago, IL 60603


Name and Principal                                Connection
Name and Position           Business Address      with
with Investment Adviser     of Other Company      Other Company
-----------------------     ----------------      -------------

Arthur L. Kelly            Bayerische Motoren     Director
(cont'd)                   Werke
                           (BMW) A.G. BMW Haus
                           Petuelring 130
                           Postfach 40 02 40
                           D-8000
                           Munich 40 Germany

                           Deere & Company        Director
                           John Deere Rd.
                           Moline, IL 61265

                           Northern Trust         Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           Nalco Chemical         Director
                           Company
                           One Nalco Center
                           Naperville, IL
                           60563-1198

                           Snap-on Incorporated   Director
                           2801 80th Street
                           Kenosha, WI  53140

                           Tejas Gas Corporation  Director
                           1301 McKinney St.
                           Houston, TX  77010

Ardis Krainik              Lyric Opera            General Director
Director                   20 North Wacker Drive
                           Chicago, IL  60606

                           Northern Trust         Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675


Robert D. Krebs            Santa Fe Pacific       Former Chairman,
Director                   Corporation            President
                           1700 E. Golf Road      and Chief
                           Schaumburg, IL         Executive
                           60173-5860             Officer &
                                                  Director


Name and Principal                                Connection
Name and Position            Business Address     with
with Investment Adviser      of Other Company     Other Company
-----------------------      ----------------     -------------

Robert D. Krebs            Burlington Northern   President and
(cont'd)                   Santa Fe Corporation  Chief Executive
                           PO Box 961052         Officer &
                           Fort Worth, TX        Director
                           76101-0052

                           Burlington Northern   Director
                           Inc
                           777 Main Street
                           Fort Worth, TX  76102

                           Burlington Northern   Director
                           Railroad Company
                           777 Main Street
                           Fort Worth, TX  76102

                           Santa Fe Pacific      Director
                           Pipelines, Inc.
                           888 S. Figueroa Street
                           Los Angeles, CA 90017

                           Northern Trust        Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Phelps Dodge          Director
                           Corporation
                           2600 North Central
                           Avenue
                           Phoenix, AZ
                           85004-3014

                           Santa Fe Energy       Director


                           Resources, Inc.
                           1616 South Voss Road
                           Houston, TX  77057

                           Santa Fe Pacific      Director
                           Gold Corporation
                           P.O. Box 27019
                           Albuquerque, NM 87125

                           Santa Fe Pacific      Director
                           Gold Corporation
                           6200 Uptown Blvd.
                           Albuquerque, NM 87110


Name and Principal                                  Connection
Name and Position            Business Address       with
with Investment Adviser      of Other Company       Other Company
-----------------------      ----------------       -------------
Frederick A. Krehbiel      Molex Incorporated      Chairman and
Director                   2222 Wellington Court   Chief Executive
                           Lisle, IL 60532-1682    Officer, Former
                                                   Vice Chairman

                           Northern Trust          Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Nalco Chemical Company  Director
                           One Nalco Center
                           Naperville, IL
                           60563-1198

                           Tellabs, Inc.           Director
                           4951 Indiana Avenue
                           Lisle, IL  60532

Roger W. Kushla            The Northern Trust      Director
Senior Vice President      Company of New York
                           80 Broad Street
                           19th Floor
                           New York, NY  10004

Robert A. LaFleur          None
Senior Vice President

Thomas L. Mallman          None
Senior Vice President

James J. Mitchell, III     The Northern Trust      Director
Executive Vice             Company of New York


President                  Company of New York
                           80 Broad Street
                           19th Floor
                           New York, NY  10004

William G. Mitchell        Northern Trust          Director
Director                   Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           The Interlake           Director
                           Corporation
                           7701 Harger Road
                           Oak Brook, IL
                           60521-1488


Name and Principal                                     Connection
Name and Position               Business Address       with
with Investment Adviser         of Other Company       Other Company
-----------------------         ----------------       -------------

William G. Mitchell          Peoples Energy          Director
(cont'd)                     Corporation
                             122 South Michigan
                             Avenue
                             Chicago, IL  60603

                             The Sherwin-Williams    Director
                             Company
                             101 Prospect Avenue, N.W.
                             Cleveland, OH  44115-1075

Edward J. Mooney             Nalco Chemical Company  Chairman, Chief
Director                     Are Nalco Center        Executive
                             Naperville, Il          Officer,
                             60663-1198              President &
                                                     Director

                             Morton International,   Director
                             Inc.
                             100 North Riverside Plaza
                             Chicago, Il 60605

William A. Osborn            Northern Trust          Director
Chairman and                 Corporation
Chief Executive              Securities, Inc.
Officer                      50 S. LaSalle Street
Former President             Chicago, IL  60675
and Chief Operating
Officer& Former Senior       Northern Trust of       Director and Former
Executive Vice               California Corporation  Chairman of the Board
President                    355 S. Grand Avenue
                             Los Angeles, CA  90017

                             Northern Trust Bank of  Former Chairman of the
                             California N.A.         Board
                             355 S. Grand Avenue
                             Los Angeles, CA  90017

                             Nortrust Realty         Director
                             Management Inc.

                             50 S. LaSalle St.
                             Chicago, IL  60675

                             Northern Futures        Director
                             Corporation
                             50 South LaSalle Street
                             Chicago, IL  60675

                                                     Name and
Principal                                            Connection
Name and Position             Business Address       with
with Investment Adviser       of Other Company       Other Company
-----------------------       ----------------       -------------

Sheila A. Penrose          RCB International Inc    Director
Executive Vice             29 Federal Street
President                  Stamford, CT  06901

Perry R. Pero              Northern Futures         Director
Senior Executive Vice      Corporation
Vice President,            50 South LaSalle Street
Chief Financial            Chicago,  IL  60675
Officer and
Cashier                    Northern Investment      Former Chairman,
                           Corporation              President and Director
                           50 South LaSalle Street  Former Treasurer
                           Chicago IL  60675

                           RCB International
                           Inc
                           29 Federal Street
                           Stamford, CT  06901

                           Northern Trust           Director
                           Securities, Inc.
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Nortrust Realty          Director
                           Management, Inc.
                           50 South LaSalle Street
                           Chicago, IL 60675

Peter L. Rossiter          Schiff, Hardin           Former Partner
Executive Vice             & Waite
                           7200 Sears Tower
                           Chicago, IL  60606

                           Tanglewood Bancshares    Former Vice President and
                           Inc

                           600 Bering Dr.           Director
                           Houston, TX  77057

                           Consolidated             Director
                           Communications Inc.
                           Illinois Consolidated
                           Telephone Company
                           121 S. 17th St.
                           Mattoon, IL 61938


                                                    Name and
Principal                                           Connection
Name and Position                                   Business Address
with Investment Adviser     of Other Company        Other Company
-------------------------  ------------------       ----------------

Peter L. Rossiter          Northern Trust           Executive
(cont'd)                   Corporation              Vice
                           50 South LaSalle         President,
                           Street                   General
                           Chicago, IL  60675       Counsel and
                                                     Secretary

Harold B. Smith            Illinois Tool            Chairman of
Director                   Works Inc.               the Executive
                           3600 West Lake           Committee
                           Avenue                   and a
                           Glenview, IL             Director
                           60025-5811

                           Northern Trust           Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           W. W. Grainger, Inc.     Director
                           5500 West Howard Street
                           Skokie, IL  60077

                           Northwestern Mutual      Trustee
                           Life Insurance Co.
                           720 East Wisconsin Avenue
                           Milwaukee, WI  53202

William D. Smithburg       The Quaker Oats          Chairman,
Director                   Company                  President and
                           321 North Clark Street   Chief Executive
                           Chicago, IL  60610       Officer
                                                    and Director

                           Northern Trust           Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Abbott Laboratories      Director
                           One Abbott Park Road
                           Abbott Park, IL
                           60064-3500

                           Corning Incorporated     Director
                           Corning, NY  14831


                                                  Name and
Principal                                         Connection
Name and Position          Business Address
with Investment Adviser    of Other Company       Other Company
-------------------------  ----------------       -------------

William D. Smithburg       Prime Capital          Director
(cont'd)                   Corporation
                           P.O. Box 8460
                           Rolling Meadows,
                           IL  60008

James M. Snyder            None
Senior Vice
President

Bide L. Thomas             Commonwealth Edison    Former President
                           Company                and a Former
                           One First National     Director
                           Plaza
                           Chicago, IL  60603

                           MYR Group Inc.         Director
                           *(formerly L.E. Myers
                           Company)
                           2550 W. Golf Rd.
                           Rolling Meadows, IL 60008

                           Northern Trust         Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           R. R. Donnelley        Director
                           & Sons Company
                           77 West Wacker Drive
                           Chicago, IL  60601

                           * Name change

Item 29.  Principal Underwriters
          ----------------------

(a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Trust, Goldman Sachs Equity Portfolios, Inc. and Trust for Credit Unions. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor for The Benchmark Funds and The Commerce Funds.

(b) Set forth below is certain information pertaining to the executive committee of Goldman, Sachs &

        Co., Registrant's principal underwriter. None of the members of the executive committee hold positions or offices with the Registrant.


                       GOLDMAN SACHS EXECUTIVE COMMITTEE



     Name and Principal
     Business Address                      Position
     ----------------                      --------
     Jon S. Corzine (1)               Chief Executive Officer
     Robert J. Hurst (1)              Managing Director
     Henry M. Paulson, Jr.(1)         Chief Operating Officer
     John A. Thain (1)(3)             Chief Financial Officer
     John L. Thornton (3)             Managing Director
     Roy J. Zuckerberg (2)            Managing Director

     ______________________

(1)  85 Broad Street, New York, NY  10004


(2)  One New York Plaza, New York, NY 10004


(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England

 (c) Not Applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

     The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman, Sachs & Co., Goldman Sachs Asset Management, 85 Broad Street, New York, New York, 10004. Records relating to Goldman, Sachs & Co.'s functions as distributor and administrator for the Registrant are located at the same address. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675.


Item 31.  Management Services
          -------------------

Not Applicable.


Item 32.  Undertakings
          ------------

(a) The Annual Report will contain certain performance information and is available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

(b) The Registrant undertakes to file a post-effecitve amendment within four to six months from the efective date of the Post-Effective Amendment to the Registrant's Registration Statment relating to shares of such Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 32 pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 14th day of January 1996.

THE BENCHMARK FUNDS

By:
   ------------------------------
     Michael J. Richman
     Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Name                      Title            Date
            ----                      -----            ----
         PAUL W. KLUG   *       President       January 14, 1997
  -------------------------
         Paul W. Klug



        SCOTT M. GILMAN *       Treasurer       January 14, 1997
  -------------------------
        Scott M. Gilman



    WILLIAM H. SPRINGER *       Trustee         January 14, 1997
  -------------------------
    William H. Springer



     JAMES J. GAVIN, JR.*       Trustee         January 14, 1997
  -------------------------
     James J. Gavin, Jr.



    FREDERICK T. KELSEY *       Trustee         January 14, 1997
  -------------------------
    Frederick T. Kelsey



        EDWARD J.CONDON *       Trustee         January 14, 1997
  -------------------------
       Edward J. Condon


        JOHN W. ENGLISH *       Trustee         January 14, 1997
  -------------------------
        John W. English



     RICHARD P. STRUBEL *       Trustee         January 14, 1997
   ---------------------
     Richard P. Strubel



*By:                                            January 14, 1997
------------------------------
          Michael J. Richman,
          Attorney-in-fact





